Schedule of Investments (unaudited) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.(a)	2,798	$131,450
Aerojet Rocketdyne Holdings, Inc.(a)	5,682	227,166
AeroVironment, Inc.(a)	1,678	134,777
AerSale Corp.(a)	1,010	14,625
Astronics Corp.(a)	2,147	20,804
Axon Enterprise, Inc.(a)	5,053	566,947
BWX Technologies, Inc.	7,292	378,601
Byrna Technologies, Inc.(a)	1,385	8,199
Cadre Holdings, Inc.	542	13,756
Curtiss-Wright Corp.	2,964	423,585
Ducommun, Inc.(a)	742	37,894
Hexcel Corp.	6,448	350,513
Howmet Aerospace, Inc.	29,376	1,002,309
Huntington Ingalls Industries, Inc.	3,040	646,730
Kaman Corp.	2,044	79,736
Kratos Defense & Security Solutions, Inc.(a)	9,877	149,834
Maxar Technologies, Inc.	5,625	181,181
Mercury Systems, Inc.(a)	4,369	243,747
Moog, Inc., Class A	2,165	172,919
National Presto Industries, Inc.	341	24,255
Park Aerospace Corp.	1,544	18,065
Parsons Corp.(a)(b)	1,866	68,911
Spirit AeroSystems Holdings, Inc., Class A	8,024	337,329
Textron, Inc.	16,978	1,175,726
Triumph Group, Inc.(a)	4,861	109,567
Vectrus, Inc.(a)	935	33,754
Virgin Galactic Holdings Inc.(a)(b)	13,599	101,857
Woodward, Inc.	4,777	527,763

		7,182,000

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(a)	4,634	145,044
Atlas Air Worldwide Holdings, Inc.(a)	2,139	147,463
Forward Air Corp.	2,047	198,498
GXO Logistics, Inc.(a)	7,391	437,473
Hub Group, Inc., Class A(a)	2,450	164,542
Radiant Logistics, Inc.(a)	2,218	12,798

		1,105,818

Airlines(a) — 0.6%

Alaska Air Group, Inc.	9,317	506,752
Allegiant Travel Co.	1,176	182,503
American Airlines Group, Inc.(b)	49,689	932,663
Copa Holdings SA, Class A(b)	2,492	187,822
Frontier Group Holdings, Inc.(b)	2,963	31,437
Hawaiian Holdings, Inc.	4,347	73,725
JetBlue Airways Corp.	24,312	267,675
Mesa Air Group, Inc.	2,366	8,044
SkyWest, Inc.	3,844	112,053
Spirit Airlines, Inc.	7,245	171,055
Sun Country Airlines Holdings, Inc.	2,481	68,252

		2,541,981

Auto Components — 1.0%
Adient PLC(a)	7,056	240,892
American Axle & Manufacturing Holdings, Inc.(a)	8,855	58,620
BorgWarner, Inc.	18,506	681,576
Cooper-Standard Holdings, Inc.(a)	1,173	5,407
Dana, Inc.	11,337	167,901
Dorman Products, Inc.(a)	2,107	208,003
Fox Factory Holding Corp.(a)	3,197	261,770
Gentex Corp.	18,272	536,283

Security	Shares	Value

Auto Components (continued)
Gentherm, Inc.(a)	2,427	$163,628
Goodyear Tire & Rubber Co.(a)	20,962	279,214
LCI Industries	1,922	187,049
Lear Corp.	4,688	599,783
Modine Manufacturing Co.(a)	3,841	30,344
Motorcar Parts of America, Inc.(a)	1,773	26,967
Patrick Industries, Inc.	1,671	104,020
QuantumScape Corp.(a)(b)	18,666	278,870
Standard Motor Products, Inc.	1,532	65,386
Stoneridge, Inc.(a)	1,839	36,247
Tenneco, Inc., Class A(a)	5,475	94,006
Visteon Corp.(a)	2,119	221,880
XL Fleet Corp.(a)(b)	10,004	14,006
XPEL, Inc.(a)	1,396	60,405

		4,322,257

Automobiles — 0.2%
Arcimoto, Inc.(a)(b)	1,786	6,001
Canoo, Inc.(a)(b)	8,032	38,554
Fisker, Inc.(a)(b)	12,399	124,734
Harley-Davidson, Inc.	11,813	430,584
Lordstown Motors Corp., Class A(a)(b)	11,588	25,262
Thor Industries, Inc.	4,226	323,500
Winnebago Industries, Inc.	2,461	130,876
Workhorse Group, Inc.(a)(b)	11,058	33,284

		1,112,795

Banks — 6.2%
1st Source Corp.	1,728	74,771
Allegiance Bancshares, Inc.	1,395	57,000
Amalgamated Financial Corp.	1,032	18,153
Amerant Bancorp, Inc.	2,166	57,594
American National Bankshares, Inc.	660	22,928
Ameris Bancorp	4,853	202,370
Arrow Financial Corp.	1,016	31,801
Associated Banc-Corp.	12,603	251,430
Atlantic Union Bankshares Corp.	5,913	199,741
Banc of California, Inc.	4,016	72,449
BancFirst Corp.	1,463	119,600
Bancorp, Inc.(a)	3,411	77,396
Bank First Corp.	651	46,026
Bank of Hawaii Corp.	3,271	243,166
Bank of Marin Bancorp	1,401	43,795
Bank of NT Butterfield & Son Ltd.	4,101	131,355
Bank OZK	9,381	360,418
BankUnited, Inc.	5,203	195,321
Banner Corp.	1,429	76,737
Bar Harbor Bankshares	1,200	31,332
Berkshire Hills Bancorp, Inc.	2,757	68,208
Blue Ridge Bankshares, Inc.	1,042	15,182
BOK Financial Corp.	2,365	196,129
Brookline Bancorp, Inc.	4,667	67,485
Business First Bancshares, Inc.	2,243	49,705
Byline Bancorp, Inc.	2,024	47,483
Cadence Bank	10,103	252,979
Cambridge Bancorp	637	52,049
Camden National Corp.	1,130	50,568
Capital Bancorp, Inc.	548	12,335
Capital City Bank Group, Inc.	1,231	31,526
Capstar Financial Holdings, Inc.	2,308	46,506
Carter Bankshares, Inc.(a)	2,657	43,469
Cathay General Bancorp	6,164	247,115
CBTX, Inc.	1,553	44,292
Central Pacific Financial Corp.	715	17,289

1

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Citizens & Northern Corp.	1,893	$44,315
City Holding Co.	956	73,975
Civista Bancshares, Inc.	1,960	40,807
CNB Financial Corp.	1,778	44,183
Coastal Financial Corp.(a)	973	39,932
Columbia Banking System, Inc.	5,428	152,418
Comerica, Inc.	10,251	839,557
Commerce Bancshares, Inc.	8,678	593,315
Community Bank System, Inc.	3,296	212,262
Community Trust Bancorp, Inc.	1,541	61,347
ConnectOne Bancorp, Inc.	3,307	92,133
CrossFirst Bankshares, Inc.(a)	3,889	49,818
Cullen/Frost Bankers, Inc.	4,504	595,834
Customers Bancorp, Inc.(a)	2,158	90,787
CVB Financial Corp.	9,432	217,125
Dime Community Bancshares, Inc.	2,887	90,767
Eagle Bancorp, Inc.	1,944	97,880
East West Bancorp, Inc.	10,999	784,229
Eastern Bankshares, Inc.	13,772	263,872
Enterprise Bancorp, Inc.	679	23,052
Enterprise Financial Services Corp.	2,942	129,948
Equity Bancshares, Inc., Class A	1,507	46,009
Farmers National Banc Corp.	2,794	42,804
FB Financial Corp.	2,840	109,425
Fidelity D&D Bancorp, Inc.	254	9,441
Financial Institutions, Inc.	1,270	35,357
First Bancorp, Inc.	776	21,844
First BanCorp, Puerto Rico	12,750	173,527
First Bancorp/Southern Pines NC	2,516	94,249
First Bancshares, Inc.	1,476	47,512
First Bank/Hamilton	1,239	17,668
First Busey Corp.	4,243	95,340
First Citizens BancShares, Inc., Class A	945	604,214
First Commonwealth Financial Corp.	5,802	78,211
First Community Bancshares, Inc.	1,485	39,546
First Financial Bancorp.	5,870	120,041
First Financial Bankshares, Inc.	10,322	412,674
First Financial Corp.	990	42,194
First Foundation, Inc.	3,931	87,347
First Hawaiian, Inc.	10,188	240,539
First Horizon Corp.	40,866	914,581
First Internet Bancorp	691	26,597
First Interstate Bancsystem, Inc., Class A	7,127	231,770
First Merchants Corp.	4,625	181,254
First Mid Bancshares, Inc.	1,751	63,106
First of Long Island Corp.	2,122	35,607
Five Star Bancorp	866	21,607
Flushing Financial Corp	2,202	47,343
FNB Corp.	29,139	335,681
Fulton Financial Corp.	13,177	199,895
German American Bancorp, Inc.	2,080	73,008
Glacier Bancorp, Inc.	8,727	399,348
Great Southern Bancorp, Inc.	895	50,782
Guaranty Bancshares, Inc.	706	24,286
Hancock Whitney Corp.	6,731	314,809
Hanmi Financial Corp.	1,558	36,068
HarborOne Bancorp, Inc.	3,651	48,887
HBT Financial, Inc.	587	10,085
Heartland Financial USA, Inc.	3,305	144,660
Heritage Commerce Corp.	4,374	49,120
Heritage Financial Corp.	2,200	53,284
Hilltop Holdings, Inc.	4,851	123,652
Home BancShares, Inc.	12,577	271,915

Security	Shares	Value

Banks (continued)
HomeStreet, Inc.	1,207	$48,992
HomeTrust Bancshares, Inc.	1,199	32,409
Hope Bancorp, Inc.	6,886	98,470
Horizon Bancorp, Inc.	3,263	57,037
Independent Bank Corp.	4,559	253,929
Independent Bank Group, Inc.	2,888	195,806
International Bancshares Corp.	4,468	177,782
Lakeland Bancorp, Inc.	5,312	79,839
Lakeland Financial Corp.	1,794	130,639
Live Oak Bancshares, Inc.	2,453	103,835
M&T Bank Corp.	1	167
Macatawa Bank Corp.	2,222	19,443
Mercantile Bank Corp.	1,449	45,499
Meta Financial Group, Inc.	1,900	82,935
Metrocity Bankshares, Inc.	1,301	26,514
Metropolitan Bank Holding Corp.(a)	784	69,815
Mid Penn Bancorp, Inc.	1,205	31,125
Midland States Bancorp, Inc.	1,684	44,390
MidWestOne Financial Group, Inc.	1,385	41,384
MVB Financial Corp.	703	28,162
National Bank Holdings Corp., Class A	1,729	63,126
NBT Bancorp, Inc.	2,632	92,646
Nicolet Bankshares, Inc.(a)(b)	1,006	81,868
Northrim BanCorp, Inc.	599	24,002
Northwest Bancshares, Inc.	7,141	90,548
OceanFirst Financial Corp.	5,113	95,766
OFG Bancorp	2,986	79,368
Old National Bancorp	23,993	363,734
Old Second Bancorp, Inc.	2,326	32,029
Origin Bancorp, Inc	1,779	67,033
Orrstown Financial Services, Inc.	845	19,925
Pacific Premier Bancorp, Inc	6,032	189,164
PacWest Bancorp	9,260	304,561
Park National Corp.	1,201	141,538
Peapack-Gladstone Financial Corp.	1,354	41,960
Peoples Bancorp, Inc.	2,416	66,247
Peoples Financial Services Corp.	541	26,855
Pinnacle Financial Partners, Inc.	5,884	456,304
Popular, Inc.	6,144	479,171
Preferred Bank/Los Angeles CA	621	41,682
Premier Financial Corp.	3,189	84,636
Primis Financial Corp.	2,009	27,423
Prosperity Bancshares, Inc.	7,219	471,978
QCR Holdings, Inc.	1,415	76,820
RBB Bancorp	1,180	25,240
Red River Bancshares, Inc.	321	17,414
Renasant Corp.	3,359	100,065
Republic Bancorp, Inc., Class A	679	28,301
Republic First Bancorp, Inc.(a)	4,846	20,305
S&T Bancorp, Inc.	2,242	63,359
Sandy Spring Bancorp, Inc.	3,634	142,707
Seacoast Banking Corp. of Florida	4,084	132,730
ServisFirst Bancshares, Inc.	3,850	309,232
Sierra Bancorp	1,307	28,427
Signature Bank	4,744	1,149,234
Silvergate Capital Corp., Class A(a)	2,085	243,862
Simmons First National Corp., Class A	8,885	212,085
SmartFinancial, Inc.	1,198	29,375
South Plains Financial, Inc.	1,082	26,130
South State Corp.	6,033	467,196
Southern First Bancshares, Inc.(a)	682	31,167
Southside Bancshares, Inc.	1,938	75,950
Stock Yards Bancorp, Inc.	1,837	96,038

S C H E D U L E   O F   I N V E S T M E N T S

2

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Summit Financial Group, Inc.	760	$20,710
Synovus Financial Corp.	11,595	481,656
Texas Capital Bancshares, Inc.(a)	3,963	203,540
Third Coast Bancshares, Inc.(a)	646	14,645
Tompkins Financial Corp.	1,201	87,673
Towne Bank	5,525	152,324
Trico Bancshares	2,376	89,219
TriState Capital Holdings, Inc.(a)	2,337	70,601
Triumph Bancorp, Inc.(a)	1,746	121,242
Trustmark Corp.	4,312	120,219
UMB Financial Corp.	3,539	319,147
Umpqua Holdings Corp.	17,298	286,109
United Bankshares, Inc.	10,637	353,787
United Community Banks, Inc.	7,109	214,265
Univest Financial Corp	2,119	53,399
Valley National Bancorp	32,111	384,690
Veritex Holdings, Inc.	3,592	117,997
Washington Federal, Inc.	5,737	174,577
Washington Trust Bancorp, Inc.	1,533	71,959
Webster Financial Corp.	14,050	702,359
WesBanco, Inc.	5,028	162,103
West BanCorp., Inc.	1,364	34,100
Westamerica BanCorp	1,623	95,627
Western Alliance Bancorp	8,074	614,512
Wintrust Financial Corp.	4,505	393,377
Zions Bancorp NA	11,610	656,081

		28,249,837

Beverages — 0.2%
Boston Beer Co., Inc., Class A(a)	725	271,875
Celsius Holdings, Inc.(a)	4,272	222,144
Coca-Cola Consolidated, Inc.	352	155,408
Duckhorn Portfolio, Inc.(a)	2,701	52,453
MGP Ingredients, Inc.	1,151	105,121
National Beverage Corp.	1,868	82,342
Primo Water Corp.	11,974	175,299
Zevia PBC, Class A(a)	1,095	3,767

		1,068,409

Biotechnology — 3.4%
2seventy bio, Inc.(a)	1,856	24,982
4D Molecular Therapeutics, Inc.(a)	2,320	27,631
89bio, Inc.(a)	687	1,491
ACADIA Pharmaceuticals, Inc.(a)(b)	9,117	168,117
Acumen Pharmaceuticals, Inc.(a)(b)	3,203	12,364
Adagio Therapeutics, Inc.(a)(b)	4,704	13,453
Adicet Bio, Inc.(a)	1,911	28,168
Aduro Biotech, Inc.(c)	658	1,974
Adverum Biotechnologies, Inc.(a)(b)	6,357	6,802
Aeglea BioTherapeutics, Inc.(a)	2,882	4,150
Aerovate Therapeutics, Inc.(a)	826	10,531
Affimed NV(a)	8,699	32,708
Agenus, Inc.(a)	15,317	28,336
Agios Pharmaceuticals, Inc.(a)(b)	4,182	91,879
Akebia Therapeutics, Inc.(a)(b)	12,113	5,029
Akero Therapeutics, Inc.(a)	1,674	17,560
Akouos, Inc.(a)	1,689	4,729
Alaunos Therapeutics, Inc.(a)	13,238	7,035
Albireo Pharma, Inc.(a)	1,385	44,071
Aldeyra Therapeutics, Inc.(a)	3,158	9,695
Alector, Inc.(a)	4,433	42,557
Aligos Therapeutics, Inc.(a)(b)	1,643	1,939
Alkermes PLC(a)(b)	12,400	357,740

Security	Shares	Value

Biotechnology (continued)
Allakos, Inc.(a)	2,575	$9,708
Allogene Therapeutics, Inc.(a)	4,862	40,598
Allovir, Inc.(a)(b)	2,010	9,146
Alpine Immune Sciences, Inc.(a)	685	6,302
Altimmune, Inc.(a)	3,083	13,935
ALX Oncology Holdings, Inc.(a)	1,243	15,886
Amicus Therapeutics, Inc.(a)	20,310	143,795
AnaptysBio, Inc.(a)	1,593	37,276
Anavex Life Sciences Corp.(a)(b)	5,401	46,395
Anika Therapeutics, Inc.(a)(b)	967	20,820
Annexon, Inc.(a)	2,783	7,097
Apellis Pharmaceuticals, Inc.(a)	5,679	247,207
Applied Molecular Transport, Inc.(a)	1,842	7,902
Applied Therapeutics, Inc.(a)	1,137	2,240
AquaBounty Technologies, Inc.(a)(b)	3,371	4,517
Arbutus Biopharma Corp.(a)	9,788	22,806
Arcellx, Inc.(a)	806	8,810
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,660	32,171
Arcus Biosciences, Inc.(a)	3,611	87,422
Arcutis Biotherapeutics, Inc.(a)	1,935	39,068
Ardelyx, Inc.(a)(b)	5,709	4,698
Arrowhead Pharmaceuticals, Inc.(a)	8,040	330,524
Atara Biotherapeutics, Inc.(a)	6,848	43,553
Athenex, Inc.(a)(b)	5,603	2,689
Athersys, Inc.(a)(b)	12,315	6,036
Atossa Therapeutics, Inc.(a)	7,637	7,713
Atreca, Inc., Class A(a)	1,780	3,489
Aura Biosciences, Inc.(a)	637	10,804
Avalo Therapeutics, Inc.(a)	3,381	1,389
Avid Bioservices, Inc.(a)(b)	4,437	59,722
Avidity Biosciences, Inc.(a)	2,888	41,298
Avita Medical, Inc.(a)	1,542	9,406
Avrobio, Inc.(a)	2,591	2,391
Beam Therapeutics, Inc.(a)	3,884	145,767
Beyondspring, Inc.(a)(b)	1,455	2,212
BioAtla, Inc.(a)(b)	1,053	3,664
BioCryst Pharmaceuticals, Inc.(a)	13,591	126,260
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	4,212	375,584
Biomea Fusion, Inc.(a)(b)	2,350	7,050
Bioxcel Therapeutics, Inc.(a)	1,152	15,103
Black Diamond Therapeutics, Inc.(a)(b)	1,487	3,613
Bluebird Bio, Inc.(a)	5,568	20,212
Blueprint Medicines Corp.(a)	4,430	258,490
Bolt Biotherapeutics, Inc.(a)	1,794	2,799
Bridgebio Pharma, Inc.(a)	8,326	66,775
Brooklyn ImmunoTherapeutics, Inc.(a)(b)	2,034	2,136
C4 Therapeutics, Inc.(a)	3,118	26,721
Cardiff Oncology, Inc.(a)	2,292	3,071
CareDx, Inc.(a)	3,845	117,042
Caribou Biosciences, Inc.(a)	3,979	29,445
Catalyst Pharmaceuticals, Inc.(a)	7,894	60,152
Celcuity, Inc.(a)	487	3,175
Celldex Therapeutics, Inc.(a)	3,502	106,986
CEL-SCI Corp.(a)(b)	2,427	6,941
Century Therapeutics, Inc.(a)	950	11,419
Cerevel Therapeutics Holdings, Inc.(a)	2,965	86,815
ChemoCentryx, Inc.(a)	4,192	77,384
Chimerix, Inc.(a)	4,783	21,045
Chinook Therapeutics, Inc.(a)	3,316	50,171
Clene, Inc.(a)(b)	1,381	3,577
Clovis Oncology, Inc.(a)(b)	10,909	21,818
Codiak Biosciences, Inc.(a)(b)	989	2,927

3

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Cogent Biosciences, Inc.(a)	2,368	$15,203
Coherus Biosciences, Inc.(a)	4,781	43,220
Contra GTX, Inc.(b)(c)	23	24
Contra Zogenix, Inc.(b)	4,246	2,887
Cortexyme, Inc.(a)(b)	1,453	5,318
Crinetics Pharmaceuticals, Inc.(a)	3,597	73,091
Cue Biopharma, Inc.(a)	2,105	8,336
Cullinan Oncology, Inc.(a)	1,953	19,159
Curis, Inc.(a)	5,634	5,148
Cyteir Therapeutics, Inc.(a)(b)	757	1,703
Cytokinetics, Inc.(a)	5,991	238,861
CytomX Therapeutics, Inc.(a)	4,326	7,397
Day One Biopharmaceuticals, Inc.(a)	2,191	18,667
Deciphera Pharmaceuticals, Inc.(a)(b)	2,940	29,753
Denali Therapeutics, Inc.(a)	6,992	166,410
DermTech, Inc.(a)(b)	1,686	14,415
Design Therapeutics, Inc.(a)	2,056	24,549
Dynavax Technologies Corp.(a)(b)	8,317	73,439
Dyne Therapeutics, Inc.(a)	1,944	15,513
Eagle Pharmaceuticals, Inc.(a)	797	35,172
Editas Medicine, Inc.(a)	5,248	69,484
Eiger Biopharmaceuticals, Inc.(a)	1,994	13,699
Eliem Therapeutics, Inc.(a)	621	1,962
Emergent BioSolutions, Inc.(a)	3,729	120,745
Enanta Pharmaceuticals, Inc.(a)	1,461	94,088
Entrada Therapeutics, Inc.(a)(b)	778	4,652
Epizyme, Inc.(a)	17,170	11,082
Erasca, Inc.(a)(b)	5,011	36,480
Evelo Biosciences, Inc.(a)(b)	2,006	4,955
Exagen, Inc.(a)	640	3,904
Exelixis, Inc.(a)	23,734	530,218
Fate Therapeutics, Inc.(a)(b)	6,089	173,902
FibroGen, Inc.(a)	6,433	59,827
Finch Therapeutics Group, Inc.(a)	426	1,078
Foghorn Therapeutics, Inc.(a)	1,197	13,873
Forma Therapeutics Holdings, Inc.(a)	2,270	17,161
Forte Biosciences, Inc.(a)	721	829
Fortress Biotech, Inc.(a)	5,243	5,767
Frequency Therapeutics, Inc.(a)	2,077	2,700
G1 Therapeutics, Inc.(a)(b)	2,641	13,575
Gemini Therapeutics, Inc.(a)(b)	1,343	2,028
Generation Bio Co.(a)(b)	3,492	22,104
Geron Corp.(a)	20,565	28,997
Global Blood Therapeutics, Inc.(a)	4,852	148,956
Gossamer Bio, Inc.(a)	5,376	37,148
Graphite Bio, Inc.(a)	3,113	12,514
Greenwich Lifesciences, Inc.(a)	254	3,010
Gritstone bio, Inc.(a)	2,626	6,801
GT Biopharma, Inc.(a)(b)	1,529	3,226
Halozyme Therapeutics, Inc.(a)	10,781	430,162
Harpoon Therapeutics, Inc.(a)	1,324	2,979
Heron Therapeutics, Inc.(a)	7,502	33,909
Homology Medicines, Inc.(a)	2,784	4,621
Hookipa Pharma, Inc.(a)	1,356	2,034
Humanigen, Inc.(a)(b)	2,922	5,493
iBio, Inc.(a)	15,962	4,670
Icosavax, Inc.(a)	1,924	13,949
Ideaya Biosciences, Inc.(a)	2,498	23,956
IGM Biosciences, Inc.(a)(b)	527	8,822
Imago Biosciences, Inc.(a)(b)	1,562	25,539
Immuneering Corp., Class A(a)(b)	694	3,449
Immunic, Inc.(a)	1,781	12,057
ImmunityBio, Inc.(a)(b)	4,810	17,460

Security	Shares	Value

Biotechnology (continued)
ImmunoGen, Inc.(a)	17,316	$83,636
Immunovant, Inc.(a)	3,950	18,209
Impel Neuropharma, Inc.(a)(b)	925	5,865
Infinity Pharmaceuticals, Inc.(a)(b)	5,618	4,434
Inhibrx, Inc.(a)	2,226	35,282
Inovio Pharmaceuticals, Inc.(a)(b)	16,812	45,897
Inozyme Pharma, Inc.(a)	861	3,401
Insmed, Inc.(a)	9,088	199,663
Instil Bio, Inc.(a)	4,105	29,022
Intellia Therapeutics, Inc.(a)	5,481	268,733
Intercept Pharmaceuticals, Inc.(a)(b)	1,905	29,928
Ionis Pharmaceuticals, Inc.(a)(b)	11,018	405,022
Iovance Biotherapeutics, Inc.(a)	11,628	176,164
Ironwood Pharmaceuticals, Inc.(a)(b)	11,216	134,592
iTeos Therapeutics, Inc.(a)	1,637	43,692
IVERIC bio, Inc.(a)	9,412	130,356
Janux Therapeutics, Inc.(a)(b)	1,026	10,096
Jounce Therapeutics, Inc.(a)	2,105	11,156
KalVista Pharmaceuticals, Inc.(a)	2,079	26,466
Karuna Therapeutics, Inc.(a)	1,684	187,699
Karyopharm Therapeutics, Inc.(a)(b)	5,057	30,848
Keros Therapeutics, Inc.(a)	1,149	60,908
Kezar Life Sciences, Inc.(a)	2,744	32,599
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,909	17,811
Kinnate Biopharma, Inc.(a)	2,089	15,605
Kodiak Sciences, Inc.(a)	2,614	15,736
Kronos Bio, Inc.(a)	2,977	14,081
Krystal Biotech, Inc.(a)	1,572	95,279
Kura Oncology, Inc.(a)	5,182	74,362
Kymera Therapeutics, Inc.(a)	2,732	85,648
Lexicon Pharmaceuticals, Inc.(a)(b)	4,408	7,978
Ligand Pharmaceuticals, Inc.(a)	1,160	107,718
Lineage Cell Therapeutics, Inc.(a)	7,737	9,439
Lyell Immunopharma, Inc.(a)(b)	11,324	58,092
MacroGenics, Inc.(a)	4,926	35,221
Madrigal Pharmaceuticals, Inc.(a)	929	65,030
Magenta Therapeutics, Inc.(a)	1,918	2,743
MannKind Corp.(a)	21,235	66,466
MEI Pharma, Inc.(a)(b)	6,633	3,260
MeiraGTx Holdings PLC(a)	2,394	24,634
Mersana Therapeutics, Inc.(a)	5,890	20,497
MiMedx Group, Inc.(a)	8,604	33,986
Mirati Therapeutics, Inc.(a)	3,213	198,531
Mirum Pharmaceuticals, Inc.(a)	259	6,159
Molecular Templates, Inc.(a)(b)	2,370	4,029
Monte Rosa Therapeutics, Inc.(a)	2,258	24,612
Morphic Holding, Inc.(a)	1,603	48,587
Mustang Bio, Inc.(a)(b)	5,153	3,837
Myriad Genetics, Inc.(a)	6,116	125,378
Natera, Inc.(a)	6,384	224,206
Neoleukin Therapeutics, Inc.(a)	2,425	2,959
Neurocrine Biosciences, Inc.(a)	7,119	640,924
NexImmune, Inc.(a)	1,482	3,127
Nkarta, Inc.(a)	956	17,629
Novavax, Inc.(a)(b)	5,925	267,040
Nurix Therapeutics, Inc.(a)	2,696	29,845
Nuvalent, Inc., Class A(a)(b)	2,051	21,105
Ocugen, Inc.(a)(b)	13,599	29,782
Olema Pharmaceuticals, Inc.(a)	1,923	4,904
Omega Therapeutics, Inc.(a)	2,392	8,157
Oncocyte Corp.(a)	5,168	5,995
Oncorus, Inc.(a)	1,299	1,520
Oncternal Therapeutics, Inc.(a)	2,811	2,399

S C H E D U L E   O F   I N V E S T M E N T S

4

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Organogenesis Holdings, Inc.(a)	5,244	$33,771
ORIC Pharmaceuticals, Inc.(a)(b)	2,480	8,234
Outlook Therapeutics, Inc.(a)(b)	12,799	19,838
Oyster Point Pharma, Inc.(a)	676	4,313
Passage Bio, Inc.(a)	2,121	4,136
PMV Pharmaceuticals, Inc.(a)(b)	1,879	27,227
Portage Biotech, Inc.(a)	213	1,180
Poseida Therapeutics, Inc.(a)	1,849	5,713
Praxis Precision Medicines, Inc.(a)	2,486	20,137
Precigen, Inc.(a)	6,179	8,218
Precision BioSciences, Inc.(a)	3,366	6,698
Prelude Therapeutics, Inc.(a)(b)	728	3,342
Prometheus Biosciences, Inc.(a)	2,288	60,174
Protagonist Therapeutics, Inc.(a)	3,564	32,397
Prothena Corp. PLC(a)(b)	2,816	82,115
PTC Therapeutics, Inc.(a)	5,413	191,241
Puma Biotechnology, Inc.(a)	1,922	4,536
Pyxis Oncology, Inc.(a)	2,703	6,622
Radius Health, Inc.(a)	3,465	23,701
Rallybio Corp.(a)	757	7,540
Rapt Therapeutics, Inc.(a)	1,638	24,783
Recursion Pharmaceuticals, Inc., Class A(a)(b)	8,694	53,903
REGENXBIO, Inc.(a)	3,080	85,501
Relay Therapeutics, Inc.(a)	5,315	126,656
Reneo Pharmaceuticals, Inc.(a)(b)	483	1,121
Replimune Group, Inc.(a)	2,230	37,397
Revolution Medicines, Inc.(a)(b)	4,607	92,002
Rhythm Pharmaceuticals, Inc.(a)	3,361	21,040
Rigel Pharmaceuticals, Inc.(a)	11,686	27,579
Rocket Pharmaceuticals, Inc.(a)	3,371	34,654
Rubius Therapeutics, Inc.(a)	3,907	6,486
Sage Therapeutics, Inc.(a)	4,091	128,948
Sana Biotechnology, Inc.(a)(b)	6,989	52,767
Sangamo Therapeutics, Inc.(a)	9,836	40,819
Sarepta Therapeutics, Inc.(a)	6,521	471,599
Scholar Rock Holding Corp.(a)	2,357	16,664
Selecta Biosciences, Inc.(a)	5,804	4,448
Sensei Biotherapeutics, Inc.(a)(b)	1,868	2,895
Seres Therapeutics, Inc.(a)	5,442	25,741
Sesen Bio, Inc.(a)(b)	11,179	4,249
Shattuck Labs, Inc.(a)	1,722	6,612
Sigilon Therapeutics, Inc.(a)	571	600
Silverback Therapeutics, Inc.(a)	1,743	5,421
Solid Biosciences, Inc.(a)	3,813	2,135
Sorrento Therapeutics, Inc.(a)(b)	22,803	34,433
Spectrum Pharmaceuticals, Inc.(a)	17,434	14,081
Spero Therapeutics, Inc.(a)	1,687	8,199
SpringWorks Therapeutics, Inc.(a)	2,152	92,342
Spruce Biosciences, Inc.(a)	432	760
SQZ Biotechnologies Co.(a)(b)	1,451	5,354
Stoke Therapeutics, Inc.(a)	1,805	26,064
Summit Therapeutics, Inc.(a)	1,342	2,134
Surface Oncology, Inc.(a)	2,109	4,471
Sutro Biopharma, Inc.(a)	3,177	19,094
Syndax Pharmaceuticals, Inc.(a)	3,780	63,391
Syros Pharmaceuticals, Inc.(a)	3,721	3,132
Talaris Therapeutics, Inc.(a)	1,652	11,663
Taysha Gene Therapies, Inc.(a)	1,428	5,226
TCR2 Therapeutics, Inc.(a)	1,899	4,045
Tenaya Therapeutics, Inc.(a)	2,293	21,141
TG Therapeutics, Inc.(a)	10,237	71,045

Security	Shares	Value

Biotechnology (continued)
Tonix Pharmaceuticals Holding Corp.(a)(b)	20,783	$3,032
Travere Therapeutics, Inc.(a)	4,678	117,558
Trevena, Inc.(a)(b)	10,354	3,070
Turning Point Therapeutics, Inc.(a)	3,612	106,337
Twist Bioscience Corp.(a)(b)	4,274	123,262
Tyra Biosciences, Inc.(a)(b)	1,014	7,575
Ultragenyx Pharmaceutical, Inc.(a)	5,018	354,722
United Therapeutics Corp.(a)	3,385	601,041
UroGen Pharma Ltd.(a)(b)	1,219	8,606
Vanda Pharmaceuticals, Inc.(a)	4,585	45,483
Vaxart, Inc.(a)(b)	10,049	34,971
Vaxcyte, Inc.(a)	3,497	84,662
VBI Vaccines, Inc.(a)	12,192	15,240
Vera Therapeutics, Inc.(a)(b)	1,165	23,300
Veracyte, Inc.(a)	5,266	107,795
Verastem, Inc.(a)	11,517	16,354
Vericel Corp.(a)(b)	3,481	99,208
Verve Therapeutics, Inc.(a)	2,805	41,851
Vigil Neuroscience, Inc.(a)(b)	1,430	4,848
Viking Therapeutics, Inc.(a)	4,523	10,765
Vincerx Pharma, Inc.(a)	1,240	3,199
Vir Biotechnology, Inc.(a)	4,720	96,052
Viracta Therapeutics, Inc.(a)(b)	2,305	5,878
VistaGen Therapeutics, Inc.(a)(b)	12,322	15,649
Vor BioPharma, Inc.(a)(b)	1,706	9,775
Werewolf Therapeutics, Inc.(a)	2,051	9,127
XBiotech, Inc	868	6,736
Xencor, Inc.(a)	4,275	106,789
Xilio Therapeutics, Inc.(a)(b)	1,916	6,763
XOMA Corp.(a)	347	6,673
Y-mAbs Therapeutics, Inc.(a)(b)	2,861	24,032
Zentalis Pharmaceuticals, Inc.(a)	2,777	73,646

		15,543,944

Building Products — 2.1%
A O Smith Corp.	9,984	583,365
AAON, Inc.	3,190	155,481
Advanced Drainage Systems, Inc.	4,747	486,378
Allegion PLC	6,962	795,339
American Woodmark Corp.(a)	1,380	64,653
Apogee Enterprises, Inc.	1,860	81,840
Armstrong World Industries, Inc.	3,630	307,316
AZEK Co., Inc.(a)	8,503	180,604
Builders FirstSource, Inc.(a)	14,613	899,722
Caesarstone Ltd.	1,412	13,880
Carlisle Cos., Inc.	3,900	1,011,504
Cornerstone Building Brands, Inc.(a)	4,643	113,243
CSW Industrials, Inc.	1,105	116,588
Fortune Brands Home & Security, Inc.	10,334	736,297
Gibraltar Industries, Inc.(a)	2,538	96,038
Griffon Corp.	4,023	75,270
Hayward Holdings, Inc.(a)(b)	3,799	60,404
Insteel Industries, Inc.	1,559	66,133
JELD-WEN Holding, Inc.(a)	7,098	147,567
Lennox International, Inc.	2,510	535,107
Masonite International Corp.(a)	1,928	149,458
Owens Corning	7,798	709,072
PGT Innovations, Inc.(a)	4,849	86,167
Quanex Building Products Corp.	2,276	43,745
Resideo Technologies, Inc.(a)	10,974	246,805
Simpson Manufacturing Co., Inc.	3,388	351,234
Trex Co., Inc.(a)(b)	8,815	512,945

5

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
UFP Industries, Inc.	4,529	$350,409
View, Inc.(a)(b)	10,618	16,352
Zurn Water Solutions Corp.	9,187	286,818

		9,279,734
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	3,086	387,509
Ares Management Corp., Class A	10,958	725,639
Artisan Partners Asset Management, Inc., Class A	4,435	142,541
Assetmark Financial Holdings, Inc.(a)	1,375	26,441
Associated Capital Group, Inc., Class A	121	4,792
B. Riley Financial, Inc.	1,557	70,314
BGC Partners, Inc., Class A	24,281	88,140
Blucora, Inc.(a)	3,894	78,853
Brightsphere Investment Group, Inc.	2,495	50,000
Carlyle Group, Inc.	12,483	453,008
Cboe Global Markets, Inc.	8,224	929,147
Cohen & Steers, Inc.	1,881	146,135
Cowen, Inc., Class A	1,928	44,055
Diamond Hill Investment Group, Inc.	260	43,776
Donnelley Financial Solutions, Inc.(a)	2,510	73,468
Evercore, Inc., Class A	2,833	299,590
FactSet Research Systems, Inc.	2,923	1,179,401
Federated Hermes, Inc.	7,321	208,502
Focus Financial Partners, Inc., Class A(a)	4,949	195,238
GAMCO Investors, Inc., Class A	288	5,751
GCM Grosvenor, Inc., Class A	2,863	23,620
Greenhill & Co., Inc.	1,057	12,800
Hamilton Lane, Inc., Class A	2,687	184,274
Houlihan Lokey, Inc.	3,853	320,916
Invesco Ltd.	26,138	480,416
Janus Henderson Group PLC	13,306	405,567
Jefferies Financial Group, Inc.	16,653	512,246
Lazard Ltd., Class A	7,667	251,248
LPL Financial Holdings, Inc.	6,146	1,154,649
Moelis & Co., Class A	4,669	206,650
Morningstar, Inc.	1,825	462,145
Open Lending Corp., Class A(a)	7,929	108,152
Oppenheimer Holdings, Inc., Class A	680	21,910
Piper Sandler Cos	1,417	162,927
PJT Partners, Inc., Class A	1,875	123,731
Pzena Investment Management, Inc., Class A	1,161	7,303
Sculptor Capital Management, Inc.	1,455	15,219
SEI Investments Co.	8,239	459,077
StepStone Group, Inc., Class A	3,559	91,182
Stifel Financial Corp.	7,985	493,872
StoneX Group, Inc.(a)	1,285	87,097
Value Line, Inc.	72	4,714
Virtu Financial, Inc., Class A	6,659	192,312
Virtus Investment Partners, Inc.	554	98,147
WisdomTree Investments, Inc.	9,844	57,391

		11,089,865
Chemicals — 2.7%
AdvanSix, Inc.	2,242	99,859
American Vanguard Corp.	2,566	54,912
Amyris, Inc.(a)	13,481	46,240
Ashland Global Holdings, Inc	4,010	420,930
Aspen Aerogels, Inc.(a)	1,584	34,214
Avient Corp.	7,004	344,877
Axalta Coating Systems Ltd.(a)	16,059	407,417
Balchem Corp.	2,457	302,702
Cabot Corp.	4,331	285,196

Security	Shares	Value

Chemicals (continued)
CF Industries Holdings, Inc.	16,494	$1,597,114
Chase Corp.	662	55,846
Chemours Co.	12,196	403,322
Danimer Scientific, Inc.(a)(b)	6,876	26,954
Diversey Holdings Ltd.(a)	5,678	43,948
Ecovyst, Inc.	4,430	44,566
Element Solutions, Inc.	17,741	365,819
FutureFuel Corp.	3,137	29,833
GCP Applied Technologies, Inc.(a)(b)	5,057	158,638
Hawkins, Inc.	1,408	52,490
HB Fuller Co.	4,155	277,138
Huntsman Corp.	15,761	533,825
Ingevity Corp.(a)	3,103	185,870
Innospec, Inc.	1,870	178,230
Intrepid Potash, Inc.(a)	738	56,516
Koppers Holdings, Inc.	1,316	31,926
Kronos Worldwide, Inc.	1,507	22,936
Livent Corp.(a)	12,267	262,023
Marrone Bio Innovations, Inc.(a)(b)	6,604	7,661
Minerals Technologies, Inc.	2,516	160,043
Mosaic Co.	28,637	1,787,521
NewMarket Corp.	517	167,823
Olin Corp.	10,929	627,325
Orion Engineered Carbons SA	4,440	67,044
PureCycle Technologies, Inc.(a)	4,522	35,272
Quaker Chemical Corp.	1,045	170,032
Rayonier Advanced Materials, Inc.(a)	5,389	27,645
RPM International, Inc.	9,899	820,627
Schweitzer-Mauduit International, Inc.	2,598	65,366
Scotts Miracle-Gro Co.	3,132	325,509
Sensient Technologies Corp.	3,181	269,113
Stepan Co.	1,579	161,232
Tredegar Corp.	2,462	28,190
Trinseo PLC	2,993	142,018
Tronox Holdings PLC, Class A	8,785	151,102
Valhi, Inc.	183	5,821
Valvoline, Inc.	14,213	429,659
Westlake Corp.	2,527	319,792
Zymergen, Inc.(a)	6,190	10,399

		12,102,535
Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	5,024	242,508
ACCO Brands Corp.	7,945	58,237
Aris Water Solution, Inc.	1,179	19,972
Brady Corp., Class A	3,614	161,726
BrightView Holdings, Inc.(a)	3,342	42,310
Brink’s Co.	3,558	209,744
Casella Waste Systems, Inc., Class A(a)	3,718	305,768
CECO Environmental Corp.(a)(b)	2,022	9,605
Cimpress PLC(a)	1,322	66,774
Clean Harbors, Inc.(a)	3,898	409,017
CoreCivic, Inc.(a)	9,252	115,002
Deluxe Corp.	3,335	90,312
Driven Brands Holdings, Inc.(a)	4,079	113,763
Ennis, Inc.	1,912	32,982
Geo Group, Inc.(a)	7,298	47,656
Harsco Corp.(a)	6,275	64,131
Healthcare Services Group, Inc.	5,625	96,131
Heritage-Crystal Clean, Inc.(a)	1,231	33,606
HNI Corp.	3,397	121,069
IAA, Inc.(a)	10,677	391,312
Interface, Inc.	3,907	49,580

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
KAR Auction Services, Inc.(a)	9,401	$137,819
Kimball International, Inc., Class B	4,124	31,672
Matthews International Corp., Class A	2,390	71,246
MillerKnoll, Inc.	5,637	178,862
Montrose Environmental Group, Inc.(a)	1,950	88,472
MSA Safety, Inc.	2,898	349,760
NL Industries, Inc.	244	1,679
Pitney Bowes, Inc.	8,032	42,329
SP Plus Corp.(a)	1,600	45,600
Steelcase, Inc., Class A	7,050	82,697
Stericycle, Inc.(a)	7,206	361,669
Team, Inc.(a)	1,914	2,756
Tetra Tech, Inc.	4,135	575,923
U.S. Ecology, Inc.(a)	2,650	127,173
UniFirst Corp.	1,153	198,662
Viad Corp.(a)	1,358	44,475
VSE Corp.	852	36,900

		5,058,899
Communications Equipment — 1.0%
ADTRAN, Inc.	3,507	60,987
Aviat Networks, Inc.(a)	439	13,126
CalAmp Corp.(a)	2,231	12,204
Calix, Inc.(a)	4,162	166,105
Cambium Networks Corp.(a)	746	11,391
Casa Systems, Inc.(a)	2,392	11,721
Ciena Corp.(a)	11,973	660,550
Clearfield, Inc.(a)	816	47,516
CommScope Holding Co., Inc.(a)	15,293	92,217
Comtech Telecommunications Corp.	2,159	29,362
Digi International, Inc.(a)(b)	2,647	50,081
DZS, Inc.(a)	1,296	15,669
EMCORE Corp.(a)	2,359	8,139
Extreme Networks, Inc.(a)	9,719	93,302
F5, Inc.(a)	4,692	785,488
Harmonic, Inc.(a)	7,506	62,300
Infinera Corp.(a)(b)	14,147	108,790
Inseego Corp.(a)(b)	7,546	21,506
Juniper Networks, Inc.	24,677	777,819
KVH Industries, Inc.(a)(b)	1,018	8,113
Lumentum Holdings, Inc.(a)(b)	5,548	450,553
NETGEAR, Inc.(a)	2,060	44,702
NetScout Systems, Inc.(a)	5,424	167,059
Plantronics, Inc.(a)	3,391	135,165
Ribbon Communications, Inc.(a)	4,753	16,398
ViaSat, Inc.(a)	5,391	198,443
Viavi Solutions, Inc.(a)	17,534	251,438

		4,300,144
Construction & Engineering — 1.4%
AECOM	10,267	724,439
Ameresco, Inc., Class A(a)(b)	2,378	119,946
API Group Corp.(a)(b)	15,275	283,504
Arcosa, Inc.	3,732	199,774
Argan, Inc.	1,277	46,968
Comfort Systems USA, Inc.	2,748	231,986
Concrete Pumping Holdings, Inc.(a)	1,782	9,944
Construction Partners, Inc., Class A(a)(b)	3,021	77,972
Dycom Industries, Inc.(a)	2,229	189,264
EMCOR Group, Inc.	4,011	427,091
Fluor Corp.(a)	11,273	279,007
Granite Construction, Inc.	3,643	108,015
Great Lakes Dredge & Dock Corp.(a)	4,995	68,981

Security	Shares	Value

Construction & Engineering (continued)
IES Holdings, Inc.(a)	549	$16,086
Infrastructure and Energy Alternatives, Inc.(a)	2,867	26,806
Innovate Corp.(a)	2,755	8,348
MasTec, Inc.(a)	4,528	326,061
Matrix Service Co.(a)	1,644	11,179
MDU Resources Group, Inc	15,496	399,177
MYR Group, Inc.(a)	1,210	95,699
Northwest Pipe Co.(a)	587	15,679
NV5 Global, Inc.(a)(b)	1,070	128,186
Primoris Services Corp.	3,792	87,899
Quanta Services, Inc.	10,896	1,263,718
Sterling Construction Co., Inc.(a)	2,267	51,892
Tutor Perini Corp.(a)	2,825	26,188
Valmont Industries, Inc.	1,646	409,541
WillScot Mobile Mini Holdings Corp.(a)	16,062	563,776

		6,197,126
Construction Materials — 0.1%
Eagle Materials, Inc.	3,027	373,290
Summit Materials, Inc., Class A(a)	9,104	253,091
U.S. Lime and Minerals, Inc.	103	11,279

		637,660
Consumer Finance — 0.6%
Atlanticus Holdings Corp.(a)	357	15,365
Credit Acceptance Corp.(a)(b)	616	315,700
Curo Group Holdings Corp.	1,527	17,927
Encore Capital Group, Inc.(a)	1,894	109,492
Enova International, Inc.(a)	3,031	113,359
Ezcorp, Inc., Class A(a)(b)	4,902	34,314
FirstCash Holdings, Inc.	2,997	239,101
Green Dot Corp., Class A(a)	3,218	85,213
LendingClub Corp.(a)	7,638	116,479
LendingTree, Inc.(a)	861	68,381
Navient Corp.	11,513	182,942
Nelnet, Inc., Class A	1,319	108,250
OneMain Holdings, Inc.	8,587	394,401
Oportun Financial Corp.(a)	1,378	15,971
PRA Group, Inc.(a)	3,211	134,958
PROG Holdings, Inc.(a)	4,299	113,795
Regional Management Corp.	751	32,331
SLM Corp.	21,836	365,316
Upstart Holdings, Inc.(a)(b)	3,663	274,798
World Acceptance Corp.(a)(b)	315	59,444

		2,797,537
Containers & Packaging — 1.6%
AptarGroup, Inc.	5,005	574,724
Ardagh Metal Packaging SA(a)	6,841	48,776
Avery Dennison Corp.	6,389	1,153,854
Berry Global Group, Inc.(a)	10,294	580,067
Crown Holdings, Inc.	9,485	1,043,730
Graphic Packaging Holding Co.	22,133	482,500
Greif, Inc., Class A	2,050	124,394
Greif, Inc., Class B	451	26,320
Myers Industries, Inc.	2,482	54,430
O-I Glass, Inc.(a)	12,129	163,499
Packaging Corp. of America	7,225	1,164,453
Pactiv Evergreen, Inc.	3,150	31,059
Ranpak Holdings Corp.(a)(b)	3,017	45,496
Sealed Air Corp.	11,247	722,170
Silgan Holdings, Inc.	6,467	286,941

7

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Sonoco Products Co.	7,641	$473,054
TriMas Corp.	3,471	102,533

		7,078,000
Distributors — 0.3%
Funko, Inc., Class A(a)(b)	1,796	29,257
Greenlane Holdings, Inc., Class A(a)	1,307	451
Pool Corp.	2,994	1,213,228

		1,242,936
Diversified Consumer Services — 0.9%
2U, Inc.(a)	5,256	52,455
ADT, Inc.	12,509	85,686
Adtalem Global Education, Inc.(a)(b)	3,897	114,221
American Public Education, Inc.(a)(b)	1,194	23,211
Bright Horizons Family Solutions, Inc.(a)	4,687	535,443
Carriage Services, Inc.	1,301	55,800
Chegg, Inc.(a)	10,315	255,193
Coursera, Inc.(a)	5,512	103,681
European Wax Center, Inc., Class A	872	23,936
Frontdoor, Inc.(a)(b)	6,491	200,637
Graham Holdings Co., Class B	284	168,233
Grand Canyon Education, Inc.(a)	3,058	293,476
H&R Block, Inc.	12,785	333,305
Laureate Education, Inc., Class A	7,330	83,049
Mister Car Wash, Inc.(a)(b)	5,529	79,618
OneSpaWorld Holdings Ltd.(a)(b)	3,504	35,180
Perdoceo Education Corp.(a)	6,084	68,019
PowerSchool Holdings, Inc., Class A(a)	3,922	59,379
Regis Corp.(a)(b)	1,614	2,179
Service Corp. International	12,236	802,804
StoneMor, Inc.(a)	1,811	4,292
Strategic Education, Inc.	1,880	121,448
Stride, Inc.(a)	3,179	124,935
Terminix Global Holdings, Inc.(a)	9,563	438,846
Udemy, Inc.(a)	1,061	11,575
Vivint Smart Home, Inc.(a)	7,683	40,259
WW International, Inc.(a)(b)	4,188	41,001

		4,157,861
Diversified Financial Services — 0.2%
Alerus Financial Corp.	1,396	35,668
A-Mark Precious Metals, Inc.	586	46,177
Banco Latinoamericano de Comercio Exterior SA, Class E	2,413	34,964
Cannae Holdings, Inc.(a)	6,539	146,474
Voya Financial, Inc.	8,440	532,901

		796,184
Diversified Telecommunication Services — 0.2%
Anterix, Inc.(a)	977	50,648
ATN International, Inc.	786	31,047
Bandwidth, Inc., Class A(a)	1,830	40,480
Cogent Communications Holdings, Inc.	3,183	186,205
Consolidated Communications Holdings, Inc.(a)	6,031	35,884
EchoStar Corp., Class A(a)(b)	2,906	67,855
Globalstar, Inc.(a)(b)	47,004	54,525
IDT Corp., Class B(a)	1,116	29,552
Iridium Communications, Inc.(a)	9,150	326,746
Liberty Latin America Ltd., Class A(a)	4,067	37,579
Liberty Latin America Ltd., Class C(a)	11,324	104,634
Ooma, Inc.(a)(b)	1,534	19,697

Security	Shares	Value

Diversified Telecommunication Services (continued)
Radius Global Infrastructure, Inc., Class A(a)	5,537	$68,769
Telesat Corp.(a)	870	9,779

		1,063,400
Electric Utilities — 0.9%
ALLETE, Inc.	4,011	238,013
Hawaiian Electric Industries, Inc.	8,397	345,201
Idacorp, Inc.	3,976	418,196
MGE Energy, Inc.	2,820	219,593
NRG Energy, Inc.	18,557	666,196
OGE Energy Corp.	15,374	594,666
Otter Tail Corp.	3,256	188,718
Pinnacle West Capital Corp.	8,812	627,414
PNM Resources, Inc.	6,534	304,877
Portland General Electric Co.	6,874	325,346
Via Renewables, Inc.	861	6,148

		3,934,368
Electrical Equipment — 1.4%
Acuity Brands, Inc.	2,718	468,801
Advent Technologies Holdings, Inc.(a)	1,028	2,005
Allied Motion Technologies, Inc.	885	21,541
American Superconductor Corp.(a)	1,758	9,370
Array Technologies, Inc.(a)(b)	10,612	69,296
Atkore, Inc.(a)	3,498	336,158
AZZ, Inc.	2,075	94,703
Babcock & Wilcox Enterprises, Inc.(a)	4,750	35,673
Beam Global(a)(b)	566	8,739
Blink Charging Co.(a)(b)	2,704	51,646
Bloom Energy Corp., Class A(a)	10,767	199,836
ChargePoint Holdings, Inc.(a)(b)	17,943	232,182
Encore Wire Corp.(b)	1,560	175,984
EnerSys	3,120	204,235
Eos Energy Enterprises, Inc.(a)(b)	3,309	7,015
Fluence Energy, Inc.(a)(b)	2,452	22,485
FTC Solar, Inc.(a)(b)	3,585	10,038
FuelCell Energy, Inc.(a)	27,929	113,950
GrafTech International Ltd.	15,578	141,448
Hubbell, Inc.	4,192	818,949
nVent Electric PLC	12,741	430,391
Plug Power, Inc.(a)	39,608	832,560
Powell Industries, Inc.	551	10,634
Preformed Line Products Co.	205	12,198
Regal Rexnord Corp.	5,118	651,214
Romeo Power, Inc.(a)(b)	9,518	10,470
Sensata Technologies Holding PLC(a)	11,843	537,791
Shoals Technologies Group, Inc., Class A(a)(b)	8,290	82,734
Stem, Inc.(a)(b)	8,551	61,311
Sunrun, Inc.(a)(b)	15,456	308,811
Thermon Group Holdings, Inc.(a)	2,616	39,240
TPI Composites, Inc.(a)	2,698	30,865
Vertiv Holdings Co.	24,715	309,679
Vicor Corp.(a)	1,639	99,192

		6,441,144
Electronic Equipment, Instruments & Components — 2.0%
908 Devices, Inc.(a)(b)	1,646	29,217
Advanced Energy Industries, Inc.	2,821	215,863
Aeva Technologies, Inc.(a)	8,010	26,273
Akoustis Technologies, Inc.(a)	3,037	13,484
Arlo Technologies, Inc.(a)	6,797	52,609
Arrow Electronics, Inc.(a)	5,100	601,086
Avnet, Inc.	7,611	332,296
Badger Meter, Inc.	2,223	179,374

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	3,413	$176,213
Benchmark Electronics, Inc.	2,943	69,926
Cognex Corp.	13,033	881,422
Coherent, Inc.(a)	1,915	513,028
CTS Corp.	2,544	89,981
Daktronics, Inc.(a)	2,403	8,050
ePlus, Inc.(a)	2,023	114,259
Fabrinet(a)	2,789	273,852
FARO Technologies, Inc.(a)	1,527	52,361
Identiv, Inc.(a)	1,707	20,808
II-VI, Inc.(a)(b)	8,226	503,513
Insight Enterprises, Inc.(a)(b)	2,613	259,654
IPG Photonics Corp.(a)(b)	2,774	262,088
Iteris, Inc.(a)	2,835	7,314
Itron, Inc.(a)	3,441	164,411
Jabil, Inc.	10,784	622,560
Kimball Electronics, Inc.(a)	2,023	36,090
Knowles Corp.(a)	6,796	125,862
Littelfuse, Inc.	1,875	429,844
Luna Innovations, Inc.(a)	2,064	11,393
Methode Electronics, Inc.	2,945	131,376
MicroVision, Inc.(a)(b)	12,291	39,700
Napco Security Technologies, Inc.(a)	1,900	33,250
National Instruments Corp.	10,159	367,146
nLight, Inc.(a)	3,492	45,920
Novanta, Inc.(a)	2,679	344,787
OSI Systems, Inc.(a)	1,241	98,163
Ouster, Inc.(a)	11,813	39,101
PAR Technology Corp.(a)	1,972	65,155
PC Connection, Inc.	922	45,630
Plexus Corp.(a)	2,157	175,019
Rogers Corp.(a)	1,416	383,340
Sanmina Corp.(a)	4,850	198,316
ScanSource, Inc.(a)	2,054	70,329
TD SYNNEX Corp.	3,207	320,989
TTM Technologies, Inc.(a)	7,850	109,508
Velodyne Lidar, Inc.(a)	5,357	10,071
Vishay Intertechnology, Inc.	10,506	195,727
Vishay Precision Group, Inc.(a)	917	28,620
Vontier Corp.	12,947	331,702

		9,106,680
Energy Equipment & Services — 0.7%
Archrock, Inc.	10,111	88,067
Bristow Group, Inc.(a)	2,083	62,115
Cactus, Inc., Class A	4,340	216,696
ChampionX Corp.	15,446	325,911
DMC Global, Inc.(a)	1,549	30,964
Dril-Quip, Inc.(a)	2,742	79,189
Expro Group Holdings NV(a)(b)	3,387	51,753
Helix Energy Solutions Group, Inc.(a)	9,371	38,515
Helmerich & Payne, Inc.	7,897	363,499
Liberty Energy, Inc., Class A(a)	7,048	113,755
Nabors Industries Ltd.(a)	561	86,742
National Energy Services Reunited Corp.(a)(b)	3,327	22,258
Newpark Resources, Inc.(a)	5,916	20,647
NexTier Oilfield Solutions, Inc.(a)	12,997	143,357
NOV, Inc.	30,824	558,839
Oceaneering International, Inc.(a)	8,240	93,359
Oil States International, Inc.(a)	4,122	27,865
Patterson-UTI Energy, Inc.	13,924	228,910
ProPetro Holding Corp.(a)	6,697	94,696

Security	Shares	Value

Energy Equipment & Services (continued)
RPC, Inc.(a)	4,756	$49,177
Select Energy Services, Inc., Class A(a)	4,831	37,489
Solaris Oilfield Infrastructure, Inc., Class A	2,026	22,792
TETRA Technologies, Inc.(a)	9,202	33,863
Tidewater, Inc.(a)	3,436	68,582
U.S. Silica Holdings, Inc.(a)	5,658	105,126

		2,964,166
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(a)(b)	39,057	597,572
Chicken Soup For The Soul Entertainment, Inc.(a)	734	6,393
Cinemark Holdings, Inc.(a)	8,544	135,508
CuriosityStream, Inc.(a)	1,667	3,384
EROS STX Global Corp.(a)(b)	1,015	1,756
IMAX Corp.(a)	3,856	61,002
Liberty Media Corp.-Liberty Braves, Class A(a)	890	23,380
Liberty Media Corp.-Liberty Braves, Class C(a)	2,860	71,815
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,987	114,094
Liberty Media Corp.-Liberty Formula One, Class C(a)	15,238	949,785
Lions Gate Entertainment Corp., Class A(a)	4,180	56,388
Lions Gate Entertainment Corp., Class B(a)	8,954	112,552
LiveOne, Inc.(a)(b)	3,900	2,652
Madison Square Garden Entertainment Corp.(a)	2,010	147,232
Madison Square Garden Sports Corp.(a)	1,478	239,599
Marcus Corp.(a)	1,514	23,815
Playtika Holding Corp.(a)	8,098	142,363
Skillz, Inc.(a)(b)	23,506	48,187
World Wrestling Entertainment, Inc., Class A	3,324	194,088
Zynga, Inc., Class A(a)	79,966	661,319

		3,592,884
Equity Real Estate Investment Trusts (REITs) — 8.5%
Acadia Realty Trust	6,363	133,114
Agree Realty Corp.	5,395	366,428
Alexander & Baldwin, Inc.	5,679	120,395
Alexander’s, Inc.	134	33,255
American Assets Trust, Inc.	3,981	145,705
American Campus Communities, Inc.	10,723	693,456
American Homes 4 Rent, Class A	22,633	896,493
Americold Realty Trust	20,338	536,516
Apartment Income REIT Corp.	11,854	582,861
Apartment Investment and Management Co., Class A(a).	11,941	75,228
Apple Hospitality REIT, Inc.	16,042	283,783
Armada Hoffler Properties, Inc.	4,527	61,341
Ashford Hospitality Trust, Inc.(a)	1,130	7,967
Braemar Hotels & Resorts, Inc.	2,829	17,144
Brandywine Realty Trust	12,435	145,116
Brixmor Property Group, Inc.	22,538	572,014
Broadstone Net Lease, Inc.	12,055	249,418
BRT Apartments Corp.	862	18,869
Camden Property Trust	7,577	1,188,756
CareTrust REIT, Inc.	7,163	116,112
Catchmark Timber Trust, Inc., Class A	3,422	28,095
Centerspace	1,030	95,028
Chatham Lodging Trust(a)	4,196	60,255
City Office REIT, Inc.	3,573	53,023
Clipper Realty, Inc.	722	6,447
Community Healthcare Trust, Inc.	2,048	75,407
Corporate Office Properties Trust	8,747	233,457
Cousins Properties, Inc.	11,696	419,886
CTO Realty Growth, Inc.	415	26,465
CubeSmart	16,737	795,175
DiamondRock Hospitality Co.(a)	15,828	168,093

9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
DigitalBridge Group, Inc.(a)	37,232	$259,135
Diversified Healthcare Trust	21,017	47,288
Douglas Emmett, Inc.	12,681	373,582
Easterly Government Properties, Inc.	6,759	128,759
EastGroup Properties, Inc.	3,120	585,000
Empire State Realty Trust, Inc., Class A	10,844	93,692
EPR Properties	5,738	301,360
Equity Commonwealth(a)	8,034	210,410
Equity LifeStyle Properties, Inc.	13,695	1,058,350
Essential Properties Realty Trust, Inc.	9,346	224,304
Farmland Partners, Inc.	2,890	42,541
Federal Realty Investment Trust	6,069	710,437
First Industrial Realty Trust, Inc.	9,770	566,660
Four Corners Property Trust, Inc.	5,514	151,414
Franklin Street Properties Corp.	8,203	42,328
Gaming and Leisure Properties, Inc.	18,188	807,183
Getty Realty Corp.	2,920	78,577
Gladstone Commercial Corp.	3,405	71,641
Gladstone Land Corp.(b)	2,460	89,544
Global Medical REIT, Inc.	5,068	74,804
Global Net Lease, Inc.	7,630	107,049
Healthcare Realty Trust, Inc.	11,116	301,021
Healthcare Trust of America, Inc., Class A	16,682	508,134
Hersha Hospitality Trust(a)	2,133	20,861
Highwoods Properties, Inc.	7,927	323,739
Host Hotels & Resorts, Inc.	54,673	1,112,596
Hudson Pacific Properties, Inc.	11,461	266,812
Independence Realty Trust, Inc.	17,093	465,955
Indus Realty Trust, Inc.	460	32,867
Industrial Logistics Properties Trust	5,163	83,434
Innovative Industrial Properties, Inc.	1,809	261,563
Iron Mountain, Inc.	22,105	1,187,702
iStar, Inc.	4,724	79,552
JBG SMITH Properties	9,373	247,072
Kilroy Realty Corp.	9,039	632,730
Kimco Realty Corp.	44,915	1,137,697
Kite Realty Group Trust	16,563	369,355
Lamar Advertising Co., Class A	6,650	734,227
Life Storage, Inc.	6,270	830,712
LTC Properties, Inc.	3,093	102,069
LXP Industrial Trust	21,271	266,951
Macerich Co.	16,358	205,293
Medical Properties Trust, Inc.	45,764	841,600
National Health Investors, Inc.	3,449	177,727
National Retail Properties, Inc.	13,386	586,842
National Storage Affiliates Trust	6,342	358,957
Necessity Retail REIT, Inc.	9,666	72,205
NETSTREIT Corp.	3,256	70,395
NexPoint Residential Trust, Inc.	1,631	145,420
Office Properties Income Trust	3,857	83,388
Omega Healthcare Investors, Inc.	18,788	478,718
One Liberty Properties, Inc.	1,163	33,320
Outfront Media, Inc.	11,424	292,454
Paramount Group, Inc.	14,766	140,425
Park Hotels & Resorts, Inc.	18,939	373,288
Pebblebrook Hotel Trust	10,016	244,591
Phillips Edison & Co., Inc.	8,974	303,860
Physicians Realty Trust	16,812	288,158
Piedmont Office Realty Trust, Inc., Class A	9,445	152,065
Plymouth Industrial REIT, Inc.	2,453	59,166
Postal Realty Trust, Inc., Class A	1,528	25,716
PotlatchDeltic Corp.	5,247	290,631

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Preferred Apartment Communities, Inc.	3,997	$99,445
PS Business Parks, Inc.	1,507	282,110
Rayonier, Inc.	10,810	466,992
Regency Centers Corp.	13,093	901,191
Retail Opportunity Investments Corp.	8,849	164,857
Rexford Industrial Realty, Inc.	12,384	966,447
RLJ Lodging Trust	12,107	169,740
RPT Realty	6,573	87,355
Ryman Hospitality Properties, Inc.(a)	4,120	385,138
Sabra Health Care REIT, Inc.	17,539	204,856
Safehold, Inc.	1,614	69,483
Saul Centers, Inc.	846	43,662
Seritage Growth Properties, Class A(a)	3,366	33,323
Service Properties Trust	12,089	98,163
SITE Centers Corp.	13,708	217,957
SL Green Realty Corp.	5,103	353,230
Spirit Realty Capital, Inc.	9,695	421,248
STAG Industrial, Inc.	13,752	513,225
STORE Capital Corp.	19,526	555,124
Summit Hotel Properties, Inc.(a)	7,856	77,539
Sunstone Hotel Investors, Inc.(a)	17,262	211,460
Tanger Factory Outlet Centers, Inc.	7,852	126,653
Terreno Realty Corp.	5,604	407,691
UMH Properties, Inc.	3,109	73,124
Uniti Group, Inc.	14,793	183,285
Universal Health Realty Income Trust	901	45,221
Urban Edge Properties	8,997	168,154
Urstadt Biddle Properties, Inc., Class A	2,994	51,946
Veris Residential, Inc.(a)	7,018	112,358
VICI Properties, Inc.	65,319	1,947,159
Vornado Realty Trust	13,456	520,882
Washington Real Estate Investment Trust	6,695	161,283
Whitestone REIT	3,929	47,737
Xenia Hotels & Resorts, Inc.(a)	8,349	161,052

		38,747,718
Food & Staples Retailing — 0.9%
Albertsons Cos., Inc., Class A.	12,292	384,494
Andersons, Inc.	2,518	126,479
BJ’s Wholesale Club Holdings, Inc.(a)	10,580	680,823
Casey’s General Stores, Inc.	2,817	567,062
Chefs’ Warehouse, Inc.(a)	2,522	92,305
Grocery Outlet Holding Corp.(a)	6,684	225,050
HF Foods Group, Inc.(a)	2,066	12,066
Ingles Markets, Inc., Class A	1,103	102,711
MedAvail Holdings, Inc.(a)(b)	687	1,141
Natural Grocers by Vitamin Cottage, Inc.	452	9,216
Performance Food Group Co.(a)	11,569	569,773
PriceSmart, Inc.	1,874	148,889
Rite Aid Corp.(a)(b)	3,844	24,486
SpartanNash Co.	2,462	84,397
Sprouts Farmers Market, Inc.(a)	8,670	258,366
U.S. Foods Holding Corp.(a)	17,299	650,789
United Natural Foods, Inc.(a)	4,578	196,534
Village Super Market, Inc., Class A	548	12,708
Weis Markets, Inc.	1,324	105,761

		4,253,050
Food Products — 1.6%
AppHarvest, Inc.(a)(b)	5,368	22,062
B&G Foods, Inc.(b)	4,854	130,718
Beyond Meat, Inc.(a)(b)	4,439	163,710
Bunge Ltd.	10,599	1,198,959
Calavo Growers, Inc.	1,244	45,082

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Cal-Maine Foods, Inc.	3,196	$171,721
Darling Ingredients, Inc.(a)	12,505	917,742
Flowers Foods, Inc.	14,111	374,224
Fresh Del Monte Produce, Inc	2,655	69,163
Freshpet, Inc.(a)(b)	3,114	290,692
Hain Celestial Group, Inc.(a)	7,048	236,390
Hostess Brands, Inc.(a)	10,449	237,088
Ingredion, Inc.	5,281	449,466
J & J Snack Foods Corp.	1,155	172,903
John B Sanfilippo & Son, Inc.	687	53,339
Laird Superfood, Inc.(a)	384	1,156
Lamb Weston Holdings, Inc.	11,449	756,779
Lancaster Colony Corp.	1,441	223,614
Landec Corp.(a)	1,554	15,462
Limoneira Co.	1,018	12,155
Mission Produce, Inc.(a)	3,037	38,631
Pilgrim’s Pride Corp.(a)	3,522	99,849
Post Holdings, Inc.(a)	4,415	328,432
Sanderson Farms, Inc.	1,537	291,062
Seaboard Corp.	20	84,500
Seneca Foods Corp., Class A(a)	468	25,389
Simply Good Foods Co.(a)	6,449	268,601
Sovos Brands, Inc.(a)	1,867	28,192
Tattooed Chef, Inc.(a)(b)	3,676	29,371
Tootsie Roll Industries, Inc.	1,151	40,319
TreeHouse Foods, Inc.(a)	3,982	125,433
Utz Brands, Inc.	4,712	66,533
Vita Coco Co., Inc.(a)(b)	1,674	18,180
Vital Farms, Inc.(a)	1,638	18,837
Whole Earth Brands, Inc.(a)	3,360	23,218

		7,028,972

Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A	4,908	348,075
Chesapeake Utilities Corp.	1,336	167,227
National Fuel Gas Co.	6,613	463,770
New Jersey Resources Corp.	7,365	317,873
Northwest Natural Holding Co.	2,446	116,992
ONE Gas, Inc.	3,993	336,889
South Jersey Industries, Inc.	7,977	272,734
Southwest Gas Holdings, Inc.	4,632	408,126
Spire, Inc.	3,879	282,197
UGI Corp.	15,902	545,439

		3,259,322

Health Care Equipment & Supplies — 2.2%
Accelerate Diagnostics, Inc.(a)	2,013	1,932
Accuray, Inc.(a)(b)	6,238	16,593
Acutus Medical, Inc.(a)	1,127	1,443
Alphatec Holdings, Inc.(a)	5,089	55,216
AngioDynamics, Inc.(a)	3,024	63,655
Apyx Medical Corp.(a)	2,142	8,075
Artivion, Inc.(a)	3,333	67,627
Asensus Surgical, Inc.(a)	15,224	6,901
Aspira Women’s Health, Inc.(a)	4,946	3,148
AtriCure, Inc.(a)	3,386	175,835
Atrion Corp.	102	63,915
Avanos Medical, Inc.(a)	3,526	102,818
Axogen, Inc.(a)	2,518	18,230
Axonics, Inc.(a)	3,520	182,406
BioLife Solutions, Inc.(a)	837	10,605
Bioventus, Inc., Class A(a)	2,120	25,504
Butterfly Network, Inc.(a)(b)	9,702	32,308

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cardiovascular Systems, Inc.(a)	3,160	$59,092
Cerus Corp.(a)	13,209	61,026
ClearPoint Neuro, Inc.(a)(b)	1,197	10,258
CONMED Corp.	2,159	287,061
CryoPort, Inc.(a)	3,078	69,440
Cue Health, Inc.(a)	1,454	9,742
Cutera, Inc.(a)	1,552	84,289
CVRx, Inc.(a)	807	5,028
CytoSorbents Corp.(a)	2,566	5,389
DarioHealth Corp.(a)(b)	859	4,261
Eargo, Inc.(a)(b)	2,656	10,040
Enovis Corp.(a)(b)	3,651	236,840
Envista Holdings Corp.(a)(b)	12,462	493,744
Figs, Inc., Class A(a)(b)	5,776	90,452
Glaukos Corp.(a)	3,490	165,042
Globus Medical, Inc., Class A(a)	6,167	408,379
Haemonetics Corp.(a)	3,949	200,096
Heska Corp.(a)	738	81,062
ICU Medical, Inc.(a)	1,568	335,536
Inari Medical, Inc.(a)(b)	2,630	212,241
Inogen, Inc.(a)	1,653	41,788
Integer Holdings Corp.(a)	2,562	192,586
Integra LifeSciences Holdings Corp.(a)	5,511	337,053
Intersect ENT, Inc.(a)	2,695	73,762
Invacare Corp.(a)(b)	2,936	4,874
iRadimed Corp.	385	12,670
iRhythm Technologies, Inc.(a)	2,339	288,562
Lantheus Holdings, Inc.(a)	5,055	335,703
LeMaitre Vascular, Inc.	1,643	70,994
LivaNova PLC(a)	4,080	312,773
Masimo Corp.(a)	3,884	438,775
Meridian Bioscience, Inc.(a)	3,579	91,587
Merit Medical Systems, Inc.(a)(b)	3,791	235,080
Mesa Laboratories, Inc.	377	80,538
Natus Medical, Inc.(a)	2,584	85,970
Neogen Corp.(a)	8,214	216,850
Neuronetics, Inc.(a)	1,609	3,926
NeuroPace, Inc.(a)(b)	410	3,296
Nevro Corp.(a)	2,626	161,998
NuVasive, Inc.(a)	4,163	214,145
Omnicell, Inc.(a)	3,429	374,344
OraSure Technologies, Inc.(a)(b)	4,986	30,614
Ortho Clinical Diagnostics Holdings PLC(a)	9,163	161,360
Orthofix Medical, Inc.(a)	1,696	52,576
OrthoPediatrics Corp.(a)	1,209	54,502
Outset Medical, Inc.(a)	3,654	127,451
Paragon 28, Inc.(a)	903	16,227
PAVmed, Inc.(a)	4,822	6,124
Penumbra, Inc.(a)	2,633	454,350
PROCEPT BioRobotics Corp.(a)	603	21,443
Pulmonx Corp.(a)(b)	2,238	53,936
Pulse Biosciences, Inc.(a)	886	2,215
Quidel Corp.(a)	2,800	281,736
Quotient Ltd.(a)(b)	5,519	3,184
Retractable Technologies, Inc.(a)	1,180	4,519
RxSight, Inc.(a)(b)	1,072	13,153
SeaSpine Holdings Corp.(a)	2,063	19,206
Senseonics Holdings, Inc.(a)(b)	30,446	42,624
Shockwave Medical, Inc.(a)	2,567	387,951
SI-BONE, Inc.(a)	2,887	57,682
Sientra, Inc.(a)(b)	3,867	5,491
Sight Sciences, Inc.(a)	1,934	13,499

11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Silk Road Medical, Inc.(a)	2,852	$99,963
STAAR Surgical Co.(a)	3,596	205,296
Stereotaxis, Inc.(a)	3,223	8,057
Surmodics, Inc.(a)	1,066	41,212
Tactile Systems Technology, Inc.(a)	1,405	23,716
Talis Biomedical Corp.(a)	936	983
Tandem Diabetes Care, Inc.(a)	4,732	456,543
TransMedics Group, Inc.(a)	1,853	38,839
Treace Medical Concepts, Inc.(a)	2,265	44,394
UFP Technologies, Inc.(a)	654	44,910
Utah Medical Products, Inc	201	17,003
Vapotherm, Inc.(a)	2,004	8,898
Varex Imaging Corp.(a)	3,059	60,721
ViewRay, Inc.(a)	13,478	35,986
Zynex, Inc.(b)	1,263	8,045

		10,146,912

Health Care Providers & Services — 2.4%
1Life Healthcare, Inc.(a)	8,659	61,046
Acadia Healthcare Co., Inc.(a)	6,681	453,506
Accolade, Inc.(a)	3,663	20,366
AdaptHealth Corp.(a)(b)	5,233	66,250
Addus HomeCare Corp.(a)	1,126	94,899
Agiliti, Inc.(a)	1,666	32,887
Agilon Health, Inc.(a)(b)	12,641	224,631
Alignment Healthcare, Inc.(a)	6,025	57,900
Amedisys, Inc.(a)	2,534	323,465
AMN Healthcare Services, Inc.(a)(b)	3,581	350,043
Apollo Medical Holdings, Inc.(a)	2,866	104,552
Aveanna Healthcare Holdings, Inc.(a)	2,434	7,107
Biodesix, Inc.(a)(b)	817	1,315
Brookdale Senior Living, Inc.(a)	14,540	89,857
Castle Biosciences, Inc.(a)	1,672	37,353
Chemed Corp.	1,176	577,875
Community Health Systems, Inc.(a)	9,421	72,259
CorVel Corp.(a)	679	105,299
Covetrus, Inc.(a)	8,479	117,010
Cross Country Healthcare, Inc.(a)	2,716	50,898
Encompass Health Corp.	7,472	514,298
Ensign Group, Inc.	4,043	324,774
Fulgent Genetics, Inc.(a)	1,601	87,863
Guardant Health, Inc.(a)	6,854	422,892
Hanger, Inc.(a)	2,498	41,067
HealthEquity, Inc.(a)	6,188	385,636
Henry Schein, Inc.(a)	10,547	855,362
InfuSystem Holdings, Inc.(a)	1,139	9,032
Innovage Holding Corp.(a)(b)	1,143	5,246
Invitae Corp.(a)(b)	14,909	79,167
Joint Corp.(a)	1,125	34,335
LHC Group, Inc.(a)	2,404	398,703
LifeStance Health Group, Inc.(a)(b)	5,456	36,937
MEDNAX, Inc.(a)	5,646	104,564
ModivCare, Inc.(a)	985	102,410
Molina Healthcare, Inc.(a)	4,446	1,393,599
National HealthCare Corp.	886	60,301
National Research Corp.	1,024	35,123
Ontrak, Inc.(a)(b)	623	741
OPKO Health, Inc.(a)	29,848	80,590
Option Care Health, Inc.(a)	12,392	370,273
Owens & Minor, Inc.	5,484	194,627
Patterson Cos., Inc.	6,644	204,436
Pennant Group, Inc.(a)	2,190	35,894

Security	Shares	Value

Health Care Providers & Services (continued)
PetIQ, Inc.(a)(b)	2,381	$47,382
Premier, Inc., Class A	9,079	328,751
Privia Health Group, Inc.(a)	3,162	69,532
Progyny, Inc.(a)	5,189	199,517
R1 RCM, Inc.(a)	9,135	205,720
RadNet, Inc.(a)	3,354	65,403
Select Medical Holdings Corp.	8,547	193,248
Sharps Compliance Corp.(a)(b)	815	3,521
Signify Health, Inc., Class A(a)	5,462	75,376
Surgery Partners, Inc.(a)(b)	2,583	132,146
Tenet Healthcare Corp.(a)	8,201	594,655
Tivity Health, Inc.(a)	3,224	103,587
U.S. Physical Therapy, Inc.	1,014	105,223
Viemed Healthcare, Inc.(a)	2,309	11,499

		10,761,948

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.(a)	8,586	177,387
American Well Corp., Class A(a)	13,277	41,557
Certara, Inc.(a)	8,718	159,975
Change Healthcare, Inc.(a)	19,188	452,069
Computer Programs and Systems, Inc.(a)	1,293	41,272
Convey Health Solutions Holdings, Inc.(a)(b)	1,832	9,325
Definitive Healthcare Corp.(a)	1,595	37,722
Evolent Health, Inc., Class A(a)	6,185	170,211
Forian, Inc.(a)(b)	1,131	3,845
Health Catalyst, Inc.(a)	4,167	69,339
HealthStream, Inc.(a)	2,377	45,401
Icad, Inc.(a)	1,423	5,123
Inspire Medical Systems, Inc.(a)	2,033	418,310
Multiplan Corp.(a)(b)	24,448	108,305
NantHealth, Inc.(a)(b)	1,522	1,072
NextGen Healthcare, Inc.(a)	4,289	80,848
OptimizeRx Corp.(a)	1,290	36,262
Phreesia, Inc.(a)	3,850	88,088
Schrodinger, Inc.(a)	3,425	84,666
Simulations Plus, Inc.	1,296	60,471
Tabula Rasa HealthCare, Inc.(a)	1,489	5,018

		2,096,266

Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment, Inc.(a)	4,658	55,104
Aramark	17,874	647,932
Bally’s Corp.(a)	2,512	74,958
Biglari Holdings, Inc., Class B(a)	53	7,229
BJ’s Restaurants, Inc.(a)	1,715	47,660
Bloomin’ Brands, Inc.	6,715	147,663
Bluegreen Vacations Holding Corp.	1,072	28,194
Boyd Gaming Corp.	6,233	377,595
Brinker International, Inc.(a)	3,452	125,411
Carrols Restaurant Group, Inc.	2,399	3,838
Century Casinos, Inc.(a)	1,954	20,458
Cheesecake Factory, Inc.(a)	3,463	127,819
Choice Hotels International, Inc.	2,689	377,697
Churchill Downs, Inc.	2,876	583,655
Chuy’s Holdings, Inc.(a)	1,332	33,313
Cracker Barrel Old Country Store, Inc.	1,887	209,438
Dave & Buster’s Entertainment, Inc.(a)	3,326	151,333
Denny’s Corp.(a)	5,418	69,459
Dine Brands Global, Inc.	1,243	89,111
Drive Shack, Inc.(a)(b)	5,256	6,465
El Pollo Loco Holdings, Inc.(a)	1,165	12,407
Everi Holdings, Inc.(a)	6,618	114,888

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
F45 Training Holdings, Inc.(a)	2,829	$24,867
Fiesta Restaurant Group, Inc.(a)	1,171	7,963
First Watch Restaurant Group, Inc.(a)	848	11,024
Full House Resorts, Inc.(a)	3,467	31,376
GAN Ltd.(a)	2,857	10,657
Golden Entertainment, Inc.(a)	1,237	59,327
Golden Nugget Online Gaming, Inc.(a)	2,959	14,825
Hall of Fame Resort & Entertainment Co.(a)(b)	3,525	2,917
Hilton Grand Vacations, Inc.(a)	6,482	303,552
Hyatt Hotels Corp., Class A(a)	3,755	356,575
International Game Technology PLC	7,592	165,733
Jack in the Box, Inc.	1,717	142,099
Krispy Kreme, Inc.(b)	6,487	86,147
Kura Sushi USA, Inc., Class A(a)	513	25,742
Life Time Group Holdings, Inc.(a)	3,198	45,731
Lindblad Expeditions Holdings, Inc.(a)	2,475	37,892
Marriott Vacations Worldwide Corp.	3,269	488,160
Monarch Casino & Resort, Inc.(a)(b)	1,017	71,343
Nathan’s Famous, Inc.	139	6,584
NEOGAMES SA(a)	937	12,247
Noodles & Co.(a)(b)	3,368	18,760
Norwegian Cruise Line Holdings Ltd.(a)(b)	29,059	582,052
ONE Group Hospitality, Inc.(a)	2,056	19,141
Papa John’s International, Inc.	2,489	226,623
Penn National Gaming, Inc.(a)(b)	12,613	461,257
Planet Fitness, Inc., Class A(a)	6,381	510,671
PlayAGS, Inc.(a)	1,936	12,778
Portillo’s, Inc., Class A(a)(b)	1,794	37,369
RCI Hospitality Holdings, Inc.	817	50,621
Red Robin Gourmet Burgers, Inc.(a)(b)	1,082	14,272
Red Rock Resorts, Inc., Class A	4,136	181,819
Rush Street Interactive, Inc.(a)	3,742	23,762
Ruth’s Hospitality Group, Inc.	2,288	47,979
Scientific Games Corp., Class A(a)	7,284	408,341
SeaWorld Entertainment, Inc.(a)	3,938	265,579
Shake Shack, Inc., Class A(a)	2,896	167,476
Six Flags Entertainment Corp.(a)	5,781	221,239
Sweetgreen, Inc., Class A(a)(b)	1,082	29,214
Target Hospitality Corp.(a)	1,352	8,464
Texas Roadhouse, Inc.	5,329	438,737
Travel + Leisure Co.	6,607	366,556
Vail Resorts, Inc.	3,091	785,609
Wendy’s Co.	13,633	269,388
Wingstop, Inc.	2,242	205,726
Wyndham Hotels & Resorts, Inc.	6,984	614,313
Xponential Fitness, Inc., Class A(a)	785	16,265

		11,200,399

Household Durables — 1.5%
Aterian, Inc.(a)(b)	1,701	8,726
Bassett Furniture Industries, Inc.	589	9,754
Beazer Homes USA, Inc.(a)	1,948	29,376
Cavco Industries, Inc.(a)	708	167,265
Century Communities, Inc.	2,335	123,101
Ethan Allen Interiors, Inc.	1,559	37,011
Flexsteel Industries, Inc	414	8,980
GoPro, Inc., Class A(a)	10,116	90,235
Green Brick Partners, Inc.(a)	2,304	45,389
Hamilton Beach Brands Holding Co., Class A	434	4,062
Helen of Troy Ltd.(a)	1,821	390,623
Hooker Furniture Corp.	737	12,426
Hovnanian Enterprises, Inc., Class A(a)	380	17,488

Security	Shares	Value

Household Durables (continued)
Installed Building Products, Inc.	1,839	$147,984
iRobot Corp.(a)	2,074	105,048
KB Home	5,953	193,056
Landsea Homes Corp.(a)	1,637	13,636
La-Z-Boy, Inc.	3,559	93,530
Legacy Housing Corp.(a)(b)	600	10,512
Leggett & Platt, Inc.	10,193	363,177
LGI Homes, Inc.(a)(b)	1,635	153,216
Lifetime Brands, Inc.	937	11,825
Lovesac Co.(a)	1,011	44,322
M/I Homes, Inc.(a)	2,094	92,722
MDC Holdings, Inc.	4,697	173,366
Meritage Homes Corp.(a)	2,796	230,810
Mohawk Industries, Inc.(a)	4,200	592,452
Newell Brands, Inc.	29,693	687,393
PulteGroup, Inc.	19,159	800,080
Purple Innovation, Inc.(a)	4,278	17,625
Skyline Champion Corp.(a)	3,992	203,752
Snap One Holdings Corp.(a)	1,129	13,491
Sonos, Inc.(a)(b)	10,220	233,220
Taylor Morrison Home Corp.(a)	9,051	237,046
Tempur Sealy International, Inc.	13,961	378,483
Toll Brothers, Inc.	8,482	393,310
TopBuild Corp.(a)	2,505	453,756
Traeger, Inc.(a)(b)	3,244	19,432
Tri Pointe Homes, Inc.(a)	8,644	178,671
Tupperware Brands Corp.(a)	3,714	65,292
Universal Electronics, Inc.(a)	894	26,373
VOXX International Corp.(a)(b)	1,092	8,266
Vuzix Corp.(a)(b)	4,194	21,683
Weber, Inc., Class A(b)	1,197	10,510

		6,918,475

Household Products — 0.2%
Central Garden & Pet Co.(a)	915	40,068
Central Garden & Pet Co., Class A(a)	2,734	113,133
Energizer Holdings, Inc.	5,182	156,963
Oil-Dri Corp. of America	264	6,587
Reynolds Consumer Products, Inc.	3,971	117,502
Spectrum Brands Holdings, Inc.	3,031	257,847
WD-40 Co.	1,031	189,683

		881,783

Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Corp., Class A	9,893	355,159
Clearway Energy, Inc., Class A	2,950	83,839
Clearway Energy, Inc., Class C	5,931	181,073
Ormat Technologies, Inc.	3,444	267,599
Sunnova Energy International, Inc.(a)(b)	6,653	114,897
Vistra Corp.	37,161	929,768

		1,932,335

Insurance — 3.3%
Alleghany Corp.(a)	1,030	861,595
Ambac Financial Group, Inc.(a)	3,143	24,295
American Equity Investment Life Holding Co.	6,420	242,162
American Financial Group, Inc.	5,243	726,051
American National Group, Inc.	607	114,486
AMERISAFE, Inc.	1,647	76,338
Argo Group International Holdings Ltd.	2,546	108,969
Assurant, Inc.	4,377	796,089
Assured Guaranty Ltd.	5,096	281,044
Axis Capital Holdings Ltd.	5,987	343,235
Bright Health Group, Inc.(a)(b)	20,063	36,113

13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Brighthouse Financial, Inc.(a)	6,107	$313,656
Brown & Brown, Inc.	18,145	1,124,627
BRP Group, Inc., Class A(a)	3,652	84,434
Citizens, Inc.(a)(b)	3,245	9,703
CNO Financial Group, Inc.	9,466	228,509
Crawford & Co., Class A	1,123	8,759
Donegal Group, Inc., Class A	1,267	17,143
eHealth, Inc.(a)	1,827	14,707
Employers Holdings, Inc.	1,304	51,299
Enstar Group Ltd.(a)	960	226,320
Erie Indemnity Co., Class A	1,921	307,898
Everest Re Group Ltd.	3,034	833,470
First American Financial Corp.	8,274	482,457
Genworth Financial, Inc., Class A(a)	33,748	125,205
Globe Life, Inc.	7,863	771,203
GoHealth, Inc., Class A(a)(b)	3,145	2,350
Goosehead Insurance, Inc., Class A	1,394	80,141
Greenlight Capital Re Ltd., Class A(a)	2,446	16,829
Hanover Insurance Group, Inc.	2,738	401,993
HCI Group, Inc.	491	31,468
Heritage Insurance Holdings, Inc.	1,645	7,008
Horace Mann Educators Corp.	2,534	100,980
Investors Title Co.	146	27,397
James River Group Holdings Ltd.	2,003	47,491
Kemper Corp.	4,726	218,152
Kinsale Capital Group, Inc.	1,633	362,020
Lemonade, Inc.(a)(b)	2,883	60,139
Maiden Holdings Ltd.(a)	9,193	20,408
MBIA, Inc.(a)	3,954	47,606
Mercury General Corp.	2,104	106,105
MetroMile, Inc.(a)	9,266	9,094
National Western Life Group, Inc., Class A(b)	203	40,348
NI Holdings, Inc.(a)	788	12,490
Old Republic International Corp.	22,253	489,789
Palomar Holdings, Inc.(a)	1,854	100,950
Primerica, Inc.	3,131	405,652
ProAssurance Corp.	2,856	70,172
Reinsurance Group of America, Inc.	5,252	563,645
RenaissanceRe Holdings Ltd.	3,424	491,413
RLI Corp.	3,105	356,392
Safety Insurance Group, Inc..	854	73,478
Selective Insurance Group, Inc.	4,581	377,291
Selectquote, Inc.(a)	10,164	20,938
SiriusPoint Ltd.(a)	6,870	43,144
Stewart Information Services Corp.	1,624	83,798
Tiptree, Inc.	1,526	17,747
Trean Insurance Group, Inc.(a)(b)	1,099	5,517
Trupanion, Inc.(a)(b)	2,889	183,798
United Fire Group, Inc.	1,513	44,316
United Insurance Holdings Corp.	1,333	3,053
Universal Insurance Holdings, Inc.	1,866	23,437
Unum Group	15,576	475,380
W R Berkley Corp.	16,114	1,071,420
White Mountains Insurance Group Ltd.(b)	236	247,333

		14,950,449

Interactive Media & Services(a) — 0.3%
Cargurus, Inc.(b)	7,294	238,368
Cars.com, Inc.	5,338	59,359
Eventbrite, Inc., Class A(b)	6,080	64,326
EverQuote, Inc., Class A	1,321	18,335
fuboTV, Inc.(b)	10,442	39,575

Security	Shares	Value

Interactive Media & Services (continued)
Liberty TripAdvisor Holdings, Inc., Class A	5,186	$7,779
MediaAlpha, Inc., Class A	1,382	20,371
Outbrain, Inc.	2,117	19,053
QuinStreet, Inc.	4,180	39,752
TripAdvisor, Inc.	7,611	195,374
TrueCar, Inc.	6,796	24,330
Vimeo, Inc.	10,895	111,020
Yelp, Inc.	5,841	190,008
Ziff Davis, Inc.	3,433	303,340

		1,330,990

Internet & Direct Marketing Retail — 0.2%
1-800-Flowers.com, Inc., Class A(a)	1,832	18,686
1stdibs.com, Inc.(a)	1,183	8,943
CarParts.com, Inc.(a)	3,447	20,648
Duluth Holdings, Inc., Class B(a)	688	8,428
Groupon, Inc.(a)(b)	1,920	37,459
Lands’ End, Inc.(a)(b)	952	13,347
Liquidity Services, Inc.(a)	1,902	27,427
Overstock.com, Inc.(a)(b)	3,240	108,734
PetMed Express, Inc	1,754	38,413
Porch Group, Inc.(a)	6,376	23,591
Quotient Technology, Inc.(a)	5,899	31,324
Qurate Retail, Inc., Series A	27,254	114,739
RealReal, Inc.(a)	5,872	31,826
Rent the Runway, Inc.(a)	2,183	13,840
Revolve Group, Inc.(a)	2,710	114,525
Shutterstock, Inc.	1,836	139,022
Stitch Fix, Inc., Class A(a)	6,141	58,340
Xometry, Inc., Class A(a)(b)	1,900	62,358

		871,650

IT Services — 2.5%
Amdocs Ltd.	9,476	755,142
BigCommerce Holdings, Inc., Series-1(a)	3,717	66,423
Bread Financial Holdings, Inc.	3,807	208,624
Brightcove, Inc.(a)	2,788	19,655
Cantaloupe, Inc.(a)	4,940	27,022
Cass Information Systems, Inc.	1,080	41,807
Concentrix Corp.	3,268	514,645
Conduent, Inc.(a)	11,768	66,254
CSG Systems International, Inc.	2,385	146,606
DigitalOcean Holdings, Inc.(a)(b)	3,907	154,053
DXC Technology Co.(a)	19,025	546,018
Euronet Worldwide, Inc.(a)	3,890	473,219
EVERTEC, Inc.	4,576	180,294
Evo Payments, Inc., Class A(a)	3,471	78,202
ExlService Holdings, Inc.(a)	2,482	337,924
Fastly, Inc., Class A(a)	8,202	130,412
Flywire Corp.(a)	4,103	125,183
Genpact Ltd.	14,316	576,505
Globant SA(a)	3,127	675,401
GreenBox POS(a)(b)	1,122	4,050
Grid Dynamics Holdings, Inc.(a)	3,538	49,249
Hackett Group, Inc.	2,089	49,071
I3 Verticals, Inc., Class A(a)	1,419	38,952
IBEX Holdings Ltd.(a)	349	5,406
International Money Express, Inc.(a)	2,814	55,914
Jack Henry & Associates, Inc	5,576	1,057,098
Limelight Networks, Inc.(a)	8,726	31,152
LiveRamp Holdings, Inc.(a)	5,017	157,132
Maximus, Inc.	4,623	336,924
MoneyGram International, Inc.(a)	6,772	68,600

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
MongoDB, Inc.(a)	4,909	$1,742,351
Paya Holdings, Inc.(a)	7,332	37,320
Paysafe Ltd.(a)(b)	28,678	79,725
Perficient, Inc.(a)	2,505	249,022
Priority Technology Holdings, Inc.(a)(b)	789	3,787
Rackspace Technology, Inc.(a)(b)	3,856	38,136
Remitly Global, Inc.(a)	977	10,845
Repay Holdings Corp.(a)	6,796	90,930
Sabre Corp.(a)(b)	24,811	259,771
Shift4 Payments, Inc., Class A(a)	3,195	167,610
SolarWinds Corp.	2,427	30,022
StarTek, Inc.(a)	1,271	4,766
Switch, Inc., Class A	8,957	267,456
Thoughtworks Holding Inc.(a)(b)	3,725	68,950
TTEC Holdings, Inc	1,445	106,655
Tucows, Inc., Class A(a)	714	41,141
Unisys Corp.(a)	5,071	72,059
Verra Mobility Corp.(a)	11,597	162,706
Western Union Co.	30,436	510,107
WEX, Inc.(a)	3,402	565,548

		11,485,844

Leisure Products — 0.6%
Acushnet Holdings Corp.	2,621	106,780
American Outdoor Brands, Inc.(a)	950	11,970
AMMO, Inc.(a)(b)	6,541	26,491
Brunswick Corp.	5,946	449,577
Callaway Golf Co.(a)	8,627	189,276
Clarus Corp.	1,641	36,676
Escalade, Inc.	723	9,507
Genius Brands International, Inc.(a)(b)	18,186	12,912
Johnson Outdoors, Inc., Class A	318	24,321
Latham Group, Inc.(a)(b)	3,286	39,432
Malibu Boats, Inc., Class A(a)	1,612	81,068
Marine Products Corp.	440	5,166
MasterCraft Boat Holdings, Inc.(a)	1,528	36,779
Mattel, Inc.(a)	27,140	659,773
Nautilus, Inc.(a)	2,277	6,854
Polaris, Inc.	4,476	424,951
Smith & Wesson Brands, Inc.	3,557	48,838
Solo Brands, Inc., Class A(a)	1,003	5,988
Sturm Ruger & Co., Inc.	1,338	91,185
Vista Outdoor, Inc.(a)	4,306	151,700
YETI Holdings, Inc.(a)	6,758	330,263

		2,749,507

Life Sciences Tools & Services — 2.1%
10X Genomics, Inc., Class A(a)	6,452	308,148
Absci Corp.(a)(b)	4,330	25,590
Adaptive Biotechnologies Corp.(a)	8,242	67,996
Akoya Biosciences, Inc.(a)	1,301	12,242
Alpha Teknova, Inc.(a)(b)	583	6,547
Avantor, Inc.(a)	46,582	1,485,034
Azenta, Inc.	5,660	424,274
Berkeley Lights, Inc.(a)(b)	3,806	18,935
Bionano Genomics, Inc.(a)(b)	19,810	32,290
Bio-Techne Corp.	3,027	1,149,322
Bruker Corp.	7,961	457,678
Charles River Laboratories International, Inc.(a)	3,867	933,919
ChromaDex Corp.(a)	3,250	6,142
Codex DNA, Inc.(a)(b)	1,306	4,832
Codexis, Inc.(a)	4,539	54,604
Cytek Biosciences, Inc.(a)	7,380	69,741

Security	Shares	Value

Life Sciences Tools & Services (continued)
Fluidigm Corp.(a)(b)	5,035	$13,343
Harvard Bioscience, Inc.(a)	2,780	14,512
Inotiv, Inc.(a)	1,235	17,599
Maravai LifeSciences Holdings, Inc., Class A(a)	8,349	256,565
MaxCyte, Inc.(a)	7,255	40,193
Medpace Holdings, Inc.(a)	2,212	295,457
NanoString Technologies, Inc.(a)	3,418	64,190
NeoGenomics, Inc.(a)	8,776	82,933
Pacific Biosciences of California, Inc.(a)	14,741	93,458
PerkinElmer, Inc.(b)	9,740	1,427,981
Personalis, Inc.(a)	2,768	15,501
QIAGEN NV(a)(b)	17,572	797,242
Quanterix Corp.(a)	2,418	53,655
Rapid Micro Biosystems, Inc., Class A(a)(b)	721	4,203
Repligen Corp.(a)	4,165	654,905
Seer, Inc., Class A(a)(b)	3,034	22,088
Singular Genomics Systems, Inc.(a)(b)	3,745	15,317
Sotera Health Co.(a)	7,658	156,070
Syneos Health, Inc.(a)	7,736	565,424

		9,647,930

Machinery — 3.4%
AGCO Corp.	4,761	606,551
AgEagle Aerial Systems, Inc.(a)(b)	4,305	3,470
Alamo Group, Inc.	817	103,302
Albany International Corp., Class A	2,443	191,091
Allison Transmission Holdings, Inc.	7,945	297,461
Altra Industrial Motion Corp.	4,761	185,679
Astec Industries, Inc.	1,661	64,945
Barnes Group, Inc.	3,647	122,466
Blue Bird Corp.(a)	1,719	27,556
Chart Industries, Inc.(a)(b)	2,776	468,644
CIRCOR International, Inc.(a)	1,593	31,302
Columbus McKinnon Corp.	2,230	79,054
Commercial Vehicle Group, Inc.(a)	2,049	14,712
Crane Co.	3,761	361,921
Desktop Metal, Inc., Class A(a)	13,546	47,546
Donaldson Co., Inc.	9,699	475,639
Douglas Dynamics, Inc.	1,729	53,530
Energy Recovery, Inc.(a)	3,186	59,005
Enerpac Tool Group Corp.	4,943	99,255
EnPro Industries, Inc.	1,592	148,390
Esab Corp.(a)(b)	3,651	171,597
ESCO Technologies, Inc.	1,970	123,027
Evoqua Water Technologies Corp.(a)(b)	8,765	365,413
Federal Signal Corp.	4,415	150,242
Flowserve Corp.	10,166	332,530
Franklin Electric Co., Inc	3,398	237,656
Gates Industrial Corp. PLC(a)(b)	7,610	97,028
Gorman-Rupp Co.	2,064	65,759
Graco, Inc.	12,961	803,841
Greenbrier Cos., Inc.	2,567	109,637
Helios Technologies, Inc.	2,424	162,844
Hillenbrand, Inc.	5,536	225,980
Hydrofarm Holdings Group, Inc.(a)	3,695	35,287
Hyliion Holdings Corp.(a)	9,885	31,731
Hyster-Yale Materials Handling, Inc.	857	26,327
Ideanomics, Inc.(a)(b)	37,236	26,780
ITT, Inc.	6,566	461,065
John Bean Technologies Corp.	2,407	283,761
Kadant, Inc.	879	162,615
Kennametal, Inc.	6,803	175,041
Lincoln Electric Holdings, Inc.	4,423	595,911

15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)

Lindsay Corp.	855	$115,553
Luxfer Holdings PLC	2,124	34,281
Manitowoc Co., Inc.(a)	2,274	30,108
Mayville Engineering Co., Inc.(a)	562	4,653
Meritor, Inc.(a)	5,478	196,715
Middleby Corp.(a)	4,276	658,034
Miller Industries, Inc.	858	23,003
Mueller Industries, Inc.	4,391	237,773
Mueller Water Products, Inc., Class A	12,094	145,491
Nikola Corp.(a)(b)	17,601	126,375
NN, Inc.(a)(b)	2,833	8,584
Nordson Corp.	4,482	966,723
Omega Flex, Inc.	303	33,633
Oshkosh Corp.	5,151	476,158
Park-Ohio Holdings Corp.	471	4,517
Pentair PLC	12,869	653,102
Proto Labs, Inc.(a)	2,158	91,952
RBC Bearings, Inc.(a)	2,126	357,912
REV Group, Inc.	2,927	34,890
Shyft Group, Inc.	2,671	68,030
Snap-on, Inc.	4,064	863,559
SPX Corp.(a)	3,407	142,753
Standex International Corp.	867	81,533
Tennant Co.	1,470	94,933
Terex Corp.	5,285	179,690
Timken Co.	4,912	283,128
Titan International, Inc.(a)	4,154	57,574
Toro Co.	8,111	649,934
Trinity Industries, Inc.	5,919	164,193
Wabash National Corp.	4,105	58,743
Watts Water Technologies, Inc., Class A	2,081	265,244
Welbilt, Inc.(a)	9,959	235,232

		15,429,594

Marine — 0.2%
Costamare, Inc.	4,332	58,092
Eagle Bulk Shipping, Inc.	681	42,385
Genco Shipping & Trading Ltd.	2,919	64,306
Kirby Corp.(a)	4,575	298,290
Matson, Inc.	3,138	269,931
Safe Bulkers, Inc.	6,947	28,552

		761,556

Media — 1.1%
Advantage Solutions, Inc.(a)	5,443	27,378
AMC Networks, Inc., Class A(a)	2,260	73,744
Audacy, Inc.(a)	7,924	20,127
Boston Omaha Corp., Class A(a)	1,511	31,489
Cable One, Inc.	422	492,136
Cardlytics, Inc.(a)	2,516	85,871
Clear Channel Outdoor Holdings, Inc.(a)	28,169	69,296
ComScore, Inc.(a)	3,560	7,191
Daily Journal Corp.(a)	101	25,972
Emerald Holding, Inc.(a)(b)	1,872	5,036
Entravision Communications Corp., Class A	3,973	20,540
EW Scripps Co., Class A(a)	4,164	68,540
Fluent, Inc.(a)	2,731	3,660
Gannett Co., Inc.(a)	11,852	47,527
Gray Television, Inc.	6,876	127,344
Hemisphere Media Group, Inc.(a)	733	2,851
iHeartMedia, Inc., Class A(a)	8,490	135,755
Integral Ad Science Holding Corp.(a)	2,561	30,245
Interpublic Group of Cos., Inc.	30,324	989,169
John Wiley & Sons, Inc., Class A	3,279	166,868

Security	Shares	Value

Media (continued)
Loyalty Ventures, Inc.(a)	1,457	$18,635
Magnite, Inc.(a)(b)	9,892	95,458
National CineMedia, Inc.	4,140	9,149
New York Times Co., Class A	12,932	495,554
News Corp., Class A	29,714	590,120
News Corp., Class B	10,085	200,792
Nexstar Media Group, Inc., Class A	3,078	487,617
Scholastic Corp.	1,950	71,858
Sinclair Broadcast Group, Inc., Class A	3,646	81,087
Stagwell, Inc.(a)	4,466	30,280
TechTarget, Inc.(a)	1,933	130,110
TEGNA, Inc.	16,748	369,293
Thryv Holdings, Inc.(a)	660	17,048
WideOpenWest, Inc.(a)	4,241	85,032

		5,112,772

Metals & Mining — 1.8%
Alcoa Corp.	14,203	962,963
Allegheny Technologies, Inc.(a)	9,646	262,178
Arconic Corp.(a)	8,163	205,381
Ardagh Group SA(a)	1,258	17,996
Carpenter Technology Corp.	3,562	135,997
Century Aluminum Co.(a)	4,172	70,382
Cleveland-Cliffs, Inc.(a)	34,520	879,915
Coeur Mining, Inc.(a)	18,859	68,458
Commercial Metals Co.	9,420	386,220
Compass Minerals International, Inc.	2,561	151,432
Constellium SE(a)	9,717	162,177
Gatos Silver, Inc.(a)	3,456	11,681
Haynes International, Inc.	974	38,064
Hecla Mining Co.	41,160	214,444
Kaiser Aluminum Corp.	1,304	125,836
Materion Corp.	1,546	131,642
MP Materials Corp.(a)	5,716	217,437
Novagold Resources, Inc.(a)	18,793	116,892
Olympic Steel, Inc.	570	19,568
Perpetua Resources Corp.(a)(b)	1,669	5,892
PolyMet Mining Corp.(a)	1,623	5,112
Reliance Steel & Aluminum Co.	4,810	953,583
Royal Gold, Inc.	4,998	652,139
Ryerson Holding Corp.	1,352	49,767
Schnitzer Steel Industries, Inc., Class A	1,899	86,651
Steel Dynamics, Inc.	14,410	1,235,657
SunCoke Energy, Inc.	6,585	54,787
TimkenSteel Corp.(a)	3,707	76,624
United States Steel Corp.	20,044	611,142
Warrior Met Coal, Inc.	3,898	132,805
Worthington Industries, Inc.	2,472	117,593

		8,160,415

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AFC Gamma, Inc.	1,189	19,036
AGNC Investment Corp.	40,327	442,790
Angel Oak Mortgage, Inc.	836	13,510
Apollo Commercial Real Estate Finance, Inc.	11,088	133,499
Arbor Realty Trust, Inc.	11,728	200,549
Ares Commercial Real Estate Corp.	3,899	58,758
ARMOUR Residential REIT, Inc.	6,043	44,356
Blackstone Mortgage Trust, Inc., Class A	12,386	372,075
BrightSpire Capital, Inc.	6,378	54,213
Broadmark Realty Capital, Inc.	10,781	84,200
Chicago Atlantic Real Estate Finance, Inc.	866	15,406
Chimera Investment Corp.	18,400	184,368
Dynex Capital, Inc.	2,495	40,494

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Ellington Financial, Inc	4,511	$73,033
Franklin BSP Realty Trust, Inc	1,955	25,923
Granite Point Mortgage Trust, Inc.	3,724	36,234
Great Ajax Corp	3,029	28,200
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,853	234,061
Invesco Mortgage Capital, Inc.	22,592	39,310
KKR Real Estate Finance Trust, Inc.	2,822	53,618
Ladder Capital Corp.	8,327	94,845
MFA Financial, Inc.	8,333	118,745
New Residential Investment Corp.	32,399	336,950
New York Mortgage Trust, Inc.	28,863	92,939
Orchid Island Capital, Inc.	9,055	25,173
PennyMac Mortgage Investment Trust	7,180	110,141
Ready Capital Corp.	4,813	70,125
Redwood Trust, Inc.	8,720	84,584
Starwood Property Trust, Inc.	22,136	506,472
TPG RE Finance Trust, Inc.	4,065	42,886
Two Harbors Investment Corp.	25,276	121,578

		3,758,071

Multiline Retail — 0.4%
Big Lots, Inc.	2,245	69,370
Dillard’s, Inc., Class A(b)	435	132,157
Franchise Group, Inc.	2,248	83,828
Kohl’s Corp.	10,730	621,052
Macy’s, Inc.	23,315	563,524
Nordstrom, Inc.	8,418	216,343
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	5,052	242,749

		1,929,023

Multi-Utilities — 0.4%
Avista Corp.	5,357	217,333
Black Hills Corp.	4,884	357,704
NiSource, Inc.	29,768	866,844
NorthWestern Corp.	4,327	245,298
Unitil Corp.	1,255	64,005

		1,751,184

Oil, Gas & Consumable Fuels — 5.3%
Aemetis, Inc.(a)	1,862	17,000
Alto Ingredients, Inc.(a)	4,984	28,758
Antero Midstream Corp.	25,668	263,610
Antero Resources Corp.(a)	22,196	781,299
APA Corp.	28,111	1,150,583
Arch Resources, Inc.	1,118	186,013
Berry Corp.	5,263	57,735
Brigham Minerals, Inc., Class A	3,477	86,160
California Resources Corp.	6,133	246,608
Callon Petroleum Co.(a)	3,819	195,800
Centennial Resource Development, Inc., Class A(a)	14,499	112,222
Centrus Energy Corp., Class A(a)	592	16,434
Chesapeake Energy Corp.	7,918	649,434
Civitas Resources, Inc.	3,372	197,667
Clean Energy Fuels Corp.(a)	11,557	67,724
CNX Resources Corp.(a)	14,893	306,051
Comstock Resources, Inc.(a)(b)	7,271	123,825
CONSOL Energy, Inc.(a)	2,485	118,162
Continental Resources, Inc.	4,812	267,403
Coterra Energy, Inc.	61,565	1,772,456
Crescent Energy, Inc.	2,178	34,216
CVR Energy, Inc.	2,176	54,552
Delek US Holdings, Inc.(a)	5,629	136,222

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Denbury, Inc.(a)	3,787	$242,292
Devon Energy Corp.	52,117	3,031,645
DHT Holdings, Inc.	10,960	61,595
Diamondback Energy, Inc.	13,998	1,766,968
Dorian LPG Ltd.	2,674	39,361
Earthstone Energy, Inc., Class A(a)(b)	2,907	39,215
Energy Fuels, Inc.(a)(b)	12,298	92,358
EQT Corp.	23,737	943,546
Equitrans Midstream Corp.	31,210	245,311
Falcon Minerals Corp.	2,710	18,428
Frontline Ltd.(a)(b)	9,507	79,193
Gevo, Inc.(a)(b)	16,243	60,262
Golar LNG Ltd.(a)	7,472	166,775
Green Plains, Inc.(a)	2,103	59,031
HF Sinclair Corp.(a)	11,693	444,568
HighPeak Energy, Inc.(b)	265	7,237
International Seaways, Inc.	3,743	79,090
Kinetik Holdings, Inc., Class A	210	14,942
Kosmos Energy Ltd.(a)	34,408	232,598
Laredo Petroleum, Inc.(a)	993	70,712
Magnolia Oil & Gas Corp., Class A	10,936	254,153
Marathon Oil Corp.	60,052	1,496,496
Matador Resources Co.	8,460	413,017
Murphy Oil Corp.	11,124	423,602
New Fortress Energy, Inc.	1,927	74,729
Nordic American Tankers Ltd.	17,834	45,655
Northern Oil and Gas, Inc.	4,613	115,233
Oasis Petroleum, Inc.	1,497	198,592
Ovintiv, Inc.	20,198	1,033,936
Par Pacific Holdings, Inc.(a)	3,686	54,074
PBF Energy, Inc., Class A(a)	7,842	227,889
PDC Energy, Inc.	7,584	528,908
Peabody Energy Corp.(a)	6,932	156,941
Range Resources Corp.(a)	18,063	540,806
Ranger Oil Corp., Class A(a)	1,691	53,858
Renewable Energy Group, Inc.(a)	3,324	202,963
REX American Resources Corp.(a)	480	40,622
Riley Exploration Permian, Inc.(b)	754	17,515
Scorpio Tankers, Inc.	3,987	98,599
SFL Corp. Ltd.	9,365	92,901
SM Energy Co.	9,463	336,220
Southwestern Energy Co.(a)	79,540	596,550
Talos Energy, Inc.(a)	2,943	53,474
Targa Resources Corp.	17,489	1,283,868
Teekay Corp.(a)	4,335	14,045
Teekay Tankers Ltd., Class A(a)	1,521	24,351
Tellurian, Inc.(a)	30,743	153,100
Texas Pacific Land Corp.	448	612,237
Uranium Energy Corp.(a)(b)	19,383	82,378
Ur-Energy, Inc.(a)(b)	11,431	15,775
W&T Offshore, Inc.(a)	7,179	34,172
Whiting Petroleum Corp.	3,039	221,999
World Fuel Services Corp.	4,838	117,176

		24,180,895

Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)(b)	1,143	37,845
Glatfelter Corp.	3,535	38,885
Louisiana-Pacific Corp.	6,666	430,090
Neenah, Inc.	1,528	54,091

		560,911

17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 0.3%
Beauty Health Co.(a)(b)	6,510	$85,281
BellRing Brands, Inc.(a)	8,286	177,569
Coty, Inc., Class A(a)	27,550	223,431
Edgewell Personal Care Co.	4,159	158,624
elf Beauty, Inc.(a)	3,925	95,495
Herbalife Nutrition Ltd.(a)	7,964	211,683
Honest Co., Inc.(a)	6,519	25,815
Inter Parfums, Inc.	1,350	110,336
Medifast, Inc.	881	157,135
Nature’s Sunshine Products, Inc.(a)	728	12,056
NewAge, Inc.(a)(b)	8,493	3,363
Nu Skin Enterprises, Inc., Class A	3,871	165,059
Revlon, Inc., Class A(a)(b)	566	3,464
USANA Health Sciences, Inc.(a)	873	66,924
Veru, Inc.(a)(b)	4,129	48,392

		1,544,627

Pharmaceuticals — 1.3%
9 Meters Biopharma, Inc.(a)(b)	13,360	5,582
Aclaris Therapeutics, Inc.(a)	3,494	43,046
Aerie Pharmaceuticals, Inc.(a)(b)	2,752	19,567
Amneal Pharmaceuticals, Inc.(a)	8,870	34,238
Amphastar Pharmaceuticals, Inc.(a)	2,884	102,296
Ampio Pharmaceuticals, Inc.(a)(b)	12,064	2,777
Amylyx Pharmaceuticals, Inc.(a)(b)	770	6,930
Angion Biomedica Corp.(a)	1,805	2,256
ANI Pharmaceuticals, Inc.(a)	858	25,320
Antares Pharma, Inc.(a)	10,470	58,266
Arvinas, Inc.(a)	3,777	207,622
Atea Pharmaceuticals, Inc.(a)	4,953	29,074
Athira Pharma, Inc.(a)	2,109	21,702
Axsome Therapeutics, Inc.(a)	2,115	67,151
Cara Therapeutics, Inc.(a)	3,088	26,927
Cassava Sciences, Inc.(a)(b)	2,818	58,812
Catalent, Inc.(a)	13,184	1,193,943
CinCor Pharma, Inc.(a)	895	21,292
Citius Pharmaceuticals, Inc.(a)(b)	7,405	7,479
Collegium Pharmaceutical, Inc.(a)	2,561	41,232
Corcept Therapeutics, Inc.(a)	6,587	141,686
CorMedix, Inc.(a)	2,538	8,731
Cymabay Therapeutics, Inc.(a)	4,286	9,729
DICE Therapeutics, Inc.(a)	1,113	22,616
Durect Corp.(a)	14,203	6,391
Edgewise Therapeutics, Inc.(a)	2,935	23,421
Endo International PLC(a)	15,974	31,948
Esperion Therapeutics, Inc.(a)(b)	4,816	27,355
Evolus, Inc.(a)	3,407	38,124
EyePoint Pharmaceuticals, Inc.(a)(b)	2,424	27,391
Fulcrum Therapeutics, Inc.(a)	2,047	19,692
Harmony Biosciences Holdings, Inc.(a)	1,802	81,162
Ikena Oncology, Inc.(a)	2,133	8,276
Innoviva, Inc.(a)	3,200	54,592
Intra-Cellular Therapies, Inc.(a)	6,209	314,238
Jazz Pharmaceuticals PLC(a)	4,645	744,222
Kala Pharmaceuticals, Inc.(a)	3,108	2,019
KemPharm, Inc.(a)(b)	1,865	8,337
Landos Biopharma, Inc.(a)	594	567
Marinus Pharmaceuticals, Inc.(a)	2,566	16,987
Mind Medicine MindMed, Inc.(a)(b)	27,336	21,869
Nektar Therapeutics(a)	14,173	58,535
NGM Biopharmaceuticals, Inc.(a)(b)	2,430	30,326
Nuvation Bio, Inc.(a)	11,978	55,818
Ocular Therapeutix, Inc.(a)	5,213	18,610

Security	Shares	Value

Pharmaceuticals (continued)
Omeros Corp.(a)(b)	4,210	$14,609
Oramed Pharmaceuticals, Inc.(a)	2,045	10,511
Organon & Co.	19,753	638,615
Pacira BioSciences, Inc.(a)	3,404	253,836
Paratek Pharmaceuticals, Inc.(a)(b)	3,208	7,090
Perrigo Co. PLC	10,401	356,754
Phathom Pharmaceuticals, Inc.(a)	1,310	16,951
Phibro Animal Health Corp., Class A	1,994	35,872
Pliant Therapeutics, Inc.(a)	1,593	9,335
Prestige Consumer Healthcare, Inc.(a)	3,899	213,119
Provention Bio, Inc.(a)(b)	3,626	16,281
Rain Therapeutics, Inc.(a)	1,277	5,070
Reata Pharmaceuticals, Inc., Class A(a)	2,085	52,917
Relmada Therapeutics, Inc.(a)	1,967	49,391
Revance Therapeutics, Inc.(a)	5,230	85,667
Seelos Therapeutics, Inc.(a)	4,772	2,959
SIGA Technologies, Inc.(a)(b)	3,406	23,399
Supernus Pharmaceuticals, Inc.(a)	3,911	109,117
Tarsus Pharmaceuticals, Inc.(a)	537	9,832
Terns Pharmaceuticals, Inc.(a)	632	1,011
TherapeuticsMD, Inc.(a)(b)	24,042	4,849
Theravance Biopharma, Inc.(a)	4,955	47,816
Theseus Pharmaceuticals, Inc.(a)(b)	1,015	8,293
Ventyx Biosciences, Inc.(a)	972	14,123
Verrica Pharmaceuticals, Inc.(a)	1,080	7,096
WaVe Life Sciences Ltd.(a)	2,798	5,456

		5,748,123

Professional Services — 2.1%
Acacia Research Corp.(a)	3,421	16,044
ASGN, Inc.(a)	3,847	436,442
Atlas Technical Consultants, Inc.(a)	1,994	24,127
Barrett Business Services, Inc.	524	37,712
Booz Allen Hamilton Holding Corp.	10,126	826,585
CACI International, Inc., Class A(a)	1,772	470,112
CBIZ, Inc.(a)	3,887	162,826
CRA International, Inc.	643	52,964
Dun & Bradstreet Holdings, Inc.(a)	12,326	194,628
Exponent, Inc.	4,067	389,659
First Advantage Corp.(a)	4,227	73,381
Forrester Research, Inc.(a)	827	46,056
Franklin Covey Co.(a)	1,083	43,396
FTI Consulting, Inc.(a)(b)	2,520	397,429
Heidrick & Struggles International, Inc.	1,687	53,916
HireQuest, Inc.	276	4,587
HireRight Holdings Corp.(a)	1,503	25,987
Huron Consulting Group, Inc.(a)	1,638	84,816
ICF International, Inc.	1,385	136,852
Insperity, Inc.	2,712	287,608
Jacobs Engineering Group, Inc.	9,952	1,378,850
KBR, Inc.	10,951	539,118
Kelly Services, Inc., Class A	2,615	50,443
Kforce, Inc.	1,473	103,184
Korn Ferry	4,069	249,999
Legalzoom.com, Inc.(a)(b)	7,272	104,353
ManpowerGroup, Inc.	4,183	377,307
ManTech International Corp., Class A	2,115	169,919
Mistras Group, Inc.(a)	1,389	7,903
Nielsen Holdings PLC	27,929	748,776
Resources Connection, Inc.	2,473	42,511
Robert Half International, Inc.	8,360	821,872
Science Applications International Corp.	4,421	367,960
Sterling Check Corp.(a)(b)	1,078	28,006

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
TriNet Group, Inc.(a)	3,184	$282,421
TrueBlue, Inc.(a)	2,952	75,483
Upwork, Inc.(a)	8,953	187,744
Willdan Group, Inc.(a)	737	19,811

		9,320,787

Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC(a)	10,343	185,140
Douglas Elliman, Inc.	5,605	33,966
eXp World Holdings, Inc.	4,968	66,522
Fathom Holdings, Inc.(a)(b)	364	2,701
Forestar Group, Inc.(a)	1,055	17,207
FRP Holdings, Inc.(a)	420	23,734
Howard Hughes Corp.(a)	3,179	318,822
Jones Lang LaSalle, Inc.(a)	3,910	855,234
Kennedy-Wilson Holdings, Inc.	8,835	199,229
Marcus & Millichap, Inc.	1,911	85,594
Newmark Group, Inc., Class A	12,826	155,836
Opendoor Technologies, Inc.(a)(b)	36,554	255,513
Rafael Holdings, Inc., Class B(a)	663	1,425
RE/MAX Holdings, Inc., Class A	1,259	29,536
Realogy Holdings Corp.(a)	8,534	93,533
Redfin Corp.(a)(b)	7,901	88,096
RMR Group, Inc., Class A	1,255	34,236
St. Joe Co.	2,598	138,240
Tejon Ranch Co.(a)	1,400	25,634

		2,610,198

Road & Rail — 0.9%
AMERCO	680	364,126
ArcBest Corp.	1,911	137,898
Avis Budget Group, Inc.(a)	3,179	850,923
Covenant Logistics Group, Inc.	948	19,472
Daseke, Inc.(a)	3,022	25,385
Heartland Express, Inc.	3,946	54,455
HyreCar, Inc.(a)	1,144	1,785
Knight-Swift Transportation Holdings, Inc.	12,508	599,008
Landstar System, Inc.	2,919	452,153
Marten Transport Ltd.	4,833	83,997
PAM Transportation Services, Inc.(a)(b)	732	22,245
Ryder System, Inc.	4,007	280,089
Saia, Inc.(a)	2,060	424,278
Schneider National, Inc., Class B	4,060	95,938
TuSimple Holdings, Inc., Class A(a)(b)	10,222	106,002
U.S. Xpress Enterprises, Inc., Class A(a)(b)	1,709	5,657
Universal Logistics Holdings, Inc.	635	12,878
Werner Enterprises, Inc.	4,595	182,100
XPO Logistics, Inc.(a)	7,547	405,953
Yellow Corp.(a)	3,711	16,625

		4,140,967

Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems, Inc.(a)	3,070	74,632
Alpha & Omega Semiconductor Ltd.(a)	1,729	74,174
Ambarella, Inc.(a)	2,697	221,370
Amkor Technology, Inc	8,207	154,374
Atomera, Inc.(a)(b)	1,787	18,674
Axcelis Technologies, Inc.(a)	2,548	138,739
AXT, Inc.(a)(b)	2,786	16,437
CEVA, Inc.(a)	1,664	60,470
Cirrus Logic, Inc.(a)	4,358	330,336
CMC Materials, Inc.	2,228	398,611
Cohu, Inc.(a)	3,771	100,158

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.(a)(b)	1,701	$18,779
Diodes, Inc.(a)	3,297	240,780
Enphase Energy, Inc.(a)	10,051	1,622,231
Entegris, Inc.	10,358	1,153,778
First Solar, Inc.(a)	8,275	604,323
FormFactor, Inc.(a)(b)	5,909	225,192
Ichor Holdings Ltd.(a)	2,233	65,003
Impinj, Inc.(a)	1,489	73,348
Kopin Corp.(a)	5,063	8,101
Kulicke & Soffa Industries, Inc.	4,649	215,760
Lattice Semiconductor Corp.(a)	10,260	492,890
MACOM Technology Solutions Holdings, Inc., Class H(a)	3,778	192,489
MaxLinear, Inc.(a)	5,573	266,779
Meta Materials, Inc.(a)(b)	16,258	19,510
MKS Instruments, Inc.	4,219	480,882
Monolithic Power Systems, Inc.	3,494	1,370,486
NeoPhotonics Corp.(a)	3,676	55,655
NVE Corp.	310	14,378
ON Semiconductor Corp.(a)	32,651	1,701,444
Onto Innovation, Inc.(a)	3,680	261,795
PDF Solutions, Inc.(a)	2,455	57,079
Photronics, Inc.(a)	4,707	70,558
Power Integrations, Inc.	4,549	363,920
Rambus, Inc.(a)	8,392	209,045
Semtech Corp.(a)	4,874	290,490
Silicon Laboratories, Inc.(a)	2,932	395,556
SiTime Corp.(a)(b)	1,271	214,252
SkyWater Technology, Inc.(a)(b)	489	2,993
SMART Global Holdings, Inc.(a)	3,721	84,318
SunPower Corp.(a)(b)	6,154	101,602
Synaptics, Inc.(a)	3,038	450,961
Ultra Clean Holdings, Inc.(a)	3,400	105,978
Universal Display Corp.	3,330	425,341
Veeco Instruments, Inc.(a)	3,664	83,979
Wolfspeed, Inc.(a)	8,931	819,062

		14,346,712

Software — 6.2%
8x8, Inc.(a)	8,480	77,762
A10 Networks, Inc.	4,782	68,287
ACI Worldwide, Inc.(a)	9,011	248,884
Agilysys, Inc.(a)	1,702	62,651
Alarm.com Holdings, Inc.(a)	3,817	233,142
Alkami Technology, Inc.(a)(b)	2,179	28,545
Altair Engineering, Inc., Class A(a)(b)	3,636	197,508
Alteryx, Inc., Class A(a)(b)	4,548	291,982
American Software, Inc., Class A	2,475	42,323
Anaplan, Inc.(a)	10,929	710,276
Appfolio, Inc., Class A(a)(b)	1,462	151,843
Appian Corp.(a)	3,012	143,974
Arteris, Inc.(a)	637	7,510
Asana, Inc., Class A(a)	5,420	145,256
Aspen Technology, Inc.(a)	5,085	806,176
Avalara, Inc.(a)	6,533	496,965
Avaya Holdings Corp.(a)(b)	6,638	61,402
AvidXchange Holdings, Inc.(a)	1,944	15,921
Benefitfocus, Inc.(a)	1,988	21,172
Bentley Systems, Inc., Class B(b)	10,853	460,059
Bill.Com Holdings, Inc.(a)(b)	7,217	1,232,014
Black Knight, Inc.(a)	11,849	779,546
Blackbaud, Inc.(a)	3,652	211,853

19

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Blackline, Inc.(a)	4,289	$287,577
Bottomline Technologies DE, Inc.(a)	3,403	192,678
Box, Inc., Class A(a)	10,287	314,988
BTRS Holdings, Inc., Class 1(a)	7,749	52,073
C3.AI, Inc., Class A(a)(b)	4,528	76,931
CDK Global, Inc.	9,004	489,908
Cerence, Inc.(a)	3,325	98,087
Ceridian HCM Holding, Inc.(a)	10,256	575,669
ChannelAdvisor Corp.(a)	2,477	35,941
Cleanspark, Inc.(a)(b)	3,678	23,870
CommVault Systems, Inc.(a)	3,452	210,572
Consensus Cloud Solutions, Inc.(a)	1,256	66,216
CoreCard Corp.(a)	474	10,802
Couchbase, Inc.(a)(b)	1,886	32,062
CS Disco, Inc.(a)	1,240	38,080
Datto Holding Corp.(a)	2,024	70,233
Digimarc Corp.(a)(b)	927	23,981
Digital Turbine, Inc.(a)	6,867	217,341
Dolby Laboratories, Inc., Class A	5,094	394,632
Domo, Inc., Class B(a)	2,180	90,296
DoubleVerify Holdings, Inc.(a)	4,485	97,549
Dropbox, Inc., Class A(a)(b)	23,234	505,339
Duck Creek Technologies, Inc.(a)	6,096	97,109
Dynatrace, Inc.(a)	15,297	586,793
E2open Parent Holdings, Inc.(a)	15,172	117,431
Ebix, Inc.	2,170	64,666
eGain Corp.(a)	1,349	13,962
Elastic NV(a)	5,887	448,236
Enfusion, Inc., Class A(a)(b)	1,578	20,151
EngageSmart, Inc.(a)	1,166	24,346
Envestnet, Inc.(a)	3,481	277,227
Everbridge, Inc.(a)	2,957	127,447
EverCommerce, Inc.(a)	2,329	28,833
Fair Isaac Corp.(a)	1,967	734,694
Five9, Inc.(a)	5,143	566,244
GTY Technology Holdings, Inc.(a)	2,293	13,964
Guidewire Software, Inc.(a)(b)	6,597	573,543
Informatica, Inc., Class A(a)(b)	2,395	46,607
Instructure Holdings, Inc.(a)	928	16,797
Intapp, Inc.(a)(b)	765	19,079
InterDigital, Inc.	2,371	134,791
Jamf Holding Corp.(a)(b)	4,168	128,374
JFrog Ltd.(a)	4,025	84,002
Kaltura, Inc.(a)(b)	9,074	14,065
LivePerson, Inc.(a)	4,831	109,277
Mandiant, Inc.(a)	17,845	392,233
Manhattan Associates, Inc.(a)	4,931	643,742
Marathon Digital Holdings, Inc.(a)(b)	6,994	109,106
MeridianLink, Inc.(a)(b)	1,817	29,345
MicroStrategy, Inc., Class A(a)(b)	712	252,169
Mimecast Ltd.(a)	4,708	375,133
Mitek Systems, Inc.(a)	3,619	40,424
Model N, Inc.(a)	2,637	68,140
Momentive Global, Inc.(a)	9,846	155,764
N-Able, Inc.(a)	3,551	35,510
nCino, Inc.(a)(b)	4,310	161,582
NCR Corp.(a)	10,092	353,523
New Relic, Inc.(a)	3,976	251,562
NortonLifeLock, Inc	42,370	1,060,945
Nutanix, Inc., Class A(a)	16,759	419,478
ON24, Inc.(a)	2,039	25,834
OneSpan, Inc.(a)	2,953	41,726

Security	Shares	Value

Software (continued)
PagerDuty, Inc.(a)	6,665	$190,419
Paycor HCM, Inc.(a)(b)	3,594	88,520
Paylocity Holding Corp.(a)	3,083	584,629
Pegasystems, Inc.	3,130	239,727
Ping Identity Holding Corp.(a)	4,677	122,210
Procore Technologies, Inc.(a)	4,535	251,556
Progress Software Corp.	3,355	160,973
PROS Holdings, Inc.(a)	3,032	84,684
PTC, Inc.(a)	8,174	933,553
Q2 Holdings, Inc.(a)	4,377	226,422
Qualys, Inc.(a)	2,590	352,965
Rapid7, Inc.(a)(b)	4,223	403,381
Rekor Systems, Inc.(a)	2,029	6,026
Rimini Street, Inc.(a)	2,822	16,255
Riot Blockchain, Inc.(a)(b)	8,119	82,327
SailPoint Technologies Holding, Inc.(a)(b)	6,925	442,023
Sapiens International Corp. NV	2,503	58,170
SecureWorks Corp., Class A(a)	715	7,894
ShotSpotter, Inc.(a)	563	15,454
Smartsheet, Inc., Class A(a)	9,280	448,502
Smith Micro Software, Inc.(a)	2,783	8,572
Sprout Social, Inc., Class A(a)	3,414	209,210
SPS Commerce, Inc.(a)	2,828	338,314
Stronghold Digital Mining, Inc.(a)	897	3,498
Sumo Logic, Inc.(a)	7,700	72,226
Telos Corp.(a)	2,932	22,840
Tenable Holdings, Inc.(a)	6,973	385,119
Teradata Corp.(a)	8,272	342,047
Upland Software, Inc.(a)	2,117	31,586
UserTesting, Inc.(a)(b)	1,727	13,488
Varonis Systems, Inc.(a)	8,178	353,290
Verint Systems, Inc.(a)(b)	4,929	268,926
Veritone, Inc.(a)(b)	2,089	22,624
Viant Technology, Inc., Class A(a)	704	4,140
VirnetX Holding Corp.(a)	3,999	5,679
Vonage Holdings Corp.(a)	19,889	396,984
Workiva, Inc.(a)	3,234	312,113
Xperi Holding Corp.	7,874	122,834
Yext, Inc.(a)	9,099	52,683
Zendesk, Inc.(a)	9,322	1,137,657
Zuora, Inc., Class A(a)	8,297	100,974

		27,984,224

Specialty Retail — 2.2%
Aaron’s Co., Inc.	2,311	47,445
Abercrombie & Fitch Co., Class A(a)	4,394	151,945
Academy Sports & Outdoors, Inc.	5,945	222,105
American Eagle Outfitters, Inc.	11,682	176,515
America’s Car-Mart, Inc.(a)	411	33,229
Arko Corp.	6,521	60,450
Asbury Automotive Group, Inc.(a)	1,744	320,390
AutoNation, Inc.(a)	3,138	363,726
Barnes & Noble Education, Inc.(a)	3,828	11,637
Bed Bath & Beyond, Inc.(a)	7,712	104,960
Big 5 Sporting Goods Corp.	1,833	26,523
Boot Barn Holdings, Inc.(a)	2,222	200,113
Buckle, Inc.	2,188	67,959
Caleres, Inc.	2,545	58,357
Camping World Holdings, Inc., Class A(b)	3,186	81,816
CarLotz, Inc.(a)	4,432	3,935
Cato Corp., Class A	1,422	19,268
Chico’s FAS, Inc.(a)	10,071	53,376
Children’s Place, Inc.(a)	1,037	48,044

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Citi Trends, Inc.(a)(b)	733	$20,502
Conn’s, Inc.(a)	1,303	20,392
Container Store Group, Inc.(a)	2,232	17,075
Designer Brands, Inc., Class A	4,442	61,388
Dick’s Sporting Goods, Inc.	4,702	453,367
Five Below, Inc.(a)(b)	4,292	674,273
Floor & Decor Holdings, Inc., Class A(a)	7,911	630,665
Foot Locker, Inc.	6,984	204,701
GameStop Corp., Class A(a)(b)	5,051	631,729
Gap, Inc.	15,494	192,435
Genesco, Inc.(a)	1,231	76,359
Group 1 Automotive, Inc.	1,256	218,720
GrowGeneration Corp.(a)(b)	4,139	24,461
Guess?, Inc.	3,028	68,039
Haverty Furniture Cos., Inc.	1,178	29,250
Hibbett, Inc.	1,154	49,830
JOANN, Inc.(b)	747	7,799
Kirkland’s, Inc.(a)	920	6,652
Lazydays Holdings, Inc.(a)(b)	451	8,763
Leslie’s, Inc.(a)(b)	12,612	247,195
Lithia Motors, Inc.	2,237	633,362
LL Flooring Holdings, Inc.(a)	2,032	28,062
MarineMax, Inc.(a)	1,670	68,336
Monro, Inc.	2,498	114,234
Murphy USA, Inc.	1,724	402,726
National Vision Holdings, Inc.(a)	6,253	235,425
ODP Corp.(a)	3,558	153,101
OneWater Marine, Inc., Class A	720	23,537
Party City Holdco, Inc.(a)	7,843	24,235
Penske Automotive Group, Inc.	2,439	255,656
Petco Health & Wellness Co., Inc.(a)(b)	4,164	80,199
Rent-A-Center, Inc	4,922	118,719
RH(a)	1,332	447,712
Sally Beauty Holdings, Inc.(a)(b)	8,335	126,025
Shift Technologies, Inc.(a)(b)	3,990	5,347
Shoe Carnival, Inc.	1,497	45,194
Signet Jewelers Ltd.	4,021	282,274
Sleep Number Corp.(a)(b)	1,709	69,317
Sonic Automotive, Inc., Class A	1,627	69,229
Sportsman’s Warehouse Holdings, Inc.(a)	2,982	28,657
Tilly’s, Inc., Class A	1,735	15,303
Torrid Holdings, Inc.(a)(b)	1,152	6,751
TravelCenters of America, Inc.(a)	911	34,627
Urban Outfitters, Inc.(a)(b)	5,333	126,925
Vroom, Inc.(a)(b)	8,376	13,067
Williams-Sonoma, Inc.	5,604	731,210
Winmark Corp.	279	56,693
Zumiez, Inc.(a)(b)	1,622	59,414

		9,950,725

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)	9,422	106,846
Avid Technology, Inc.(a)	2,852	90,437
Corsair Gaming, Inc.(a)	2,337	35,359
Diebold Nixdorf, Inc.(a)	5,472	22,435
Eastman Kodak Co.(a)(b)	5,301	27,406
Pure Storage, Inc., Class A(a)	21,300	624,090
Quantum Corp.(a)	3,627	6,783
Super Micro Computer, Inc.(a)	3,402	143,224

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Turtle Beach Corp.(a)	1,439	$23,945
Xerox Holdings Corp.	9,781	170,189

		1,250,714

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	11,237	536,005
Carter’s, Inc.	3,136	264,177
Columbia Sportswear Co.	3,065	251,820
Crocs, Inc.(a)	4,412	293,089
Deckers Outdoor Corp.(a)	2,097	557,278
Fossil Group, Inc.(a)	3,602	35,588
G-III Apparel Group Ltd.(a)	3,721	98,532
Hanesbrands, Inc.	26,407	350,157
Kontoor Brands, Inc.	3,971	157,768
Movado Group, Inc.	1,061	38,164
Oxford Industries, Inc.	1,292	115,763
PLBY Group, Inc.(a)	2,295	20,288
PVH Corp.	5,443	396,142
Ralph Lauren Corp.	3,437	358,617
Rocky Brands, Inc.	446	17,175
Skechers USA, Inc., Class A(a)	10,055	385,106
Steven Madden Ltd.	6,058	248,741
Superior Group of Cos., Inc.	682	10,844
Tapestry, Inc.	20,484	674,333
Under Armour, Inc., Class A(a)	13,993	214,932
Under Armour, Inc., Class C(a)	16,995	241,159
Unifi, Inc.(a)	1,316	19,306
Vera Bradley, Inc.(a)	1,667	10,252
Wolverine World Wide, Inc.	6,111	121,120

		5,416,356

Thrifts & Mortgage Finance — 0.7%
Axos Financial, Inc.(a)	4,180	158,338
Blue Foundry Bancorp(a)(b)	2,426	30,616
Bridgewater Bancshares, Inc.(a)	1,386	22,204
Capitol Federal Financial, Inc.	8,839	85,120
Columbia Financial, Inc.(a)(b)	3,409	64,601
Essent Group Ltd.	8,313	336,926
Federal Agricultural Mortgage Corp., Class C	702	71,906
Finance Of America Cos., Inc., Class A(a)	2,141	4,839
Flagstar Bancorp, Inc.	3,545	125,139
FS Bancorp, Inc.	384	11,286
Hingham Institution for Savings	106	34,245
Home Bancorp, Inc.	574	22,001
Home Point Capital, Inc.	696	1,893
Kearny Financial Corp.	6,498	77,066
Luther Burbank Corp.	1,439	19,096
Merchants Bancorp	1,249	29,376
MGIC Investment Corp.	25,240	329,634
Mr Cooper Group, Inc.(a)	4,676	210,280
New York Community Bancorp, Inc.	34,678	320,425
NMI Holdings, Inc., Class A(a)	6,919	127,171
Northfield Bancorp, Inc.	3,301	43,210
Ocwen Financial Corp.(a)	544	11,315
PCSB Financial Corp.	942	17,257
PennyMac Financial Services, Inc.	2,334	113,339
Pioneer Bancorp, Inc.(a)(b)	699	7,270
Provident Bancorp, Inc.	937	14,917
Provident Financial Services, Inc.	5,360	118,617
Radian Group, Inc.	13,807	295,332
Southern Missouri Bancorp, Inc.	566	23,885
TFS Financial Corp.	4,152	62,238

21

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
TrustCo Bank Corp.	1,068	$33,268
UWM Holdings Corp.	8,390	31,127
Velocity Financial Inc.(a)(b)	531	5,682
Walker & Dunlop, Inc.	2,239	268,143
Waterstone Financial, Inc.	2,085	33,485
WSFS Financial Corp.	4,359	174,665

		3,335,912

Tobacco — 0.1%
22nd Century Group, Inc.(a)	11,373	21,722
Turning Point Brands, Inc.	938	29,444
Universal Corp.	1,916	110,841
Vector Group Ltd.	11,298	143,710

		305,717

Trading Companies & Distributors — 1.2%
Air Lease Corp.	8,246	332,149
Alta Equipment Group, Inc.(a)	1,317	14,816
Applied Industrial Technologies, Inc.	2,932	306,951
Beacon Roofing Supply, Inc.(a)	4,270	254,620
BlueLinx Holdings, Inc.(a)	776	51,736
Boise Cascade Co.	3,009	227,420
Core & Main, Inc., Class A(a)	4,266	101,360
Custom Truck One Source, Inc.(a)	5,253	34,512
DXP Enterprises, Inc.(a)	1,267	29,939
EVI Industries, Inc.(a)	255	3,644
GATX Corp.	2,767	286,080
Global Industrial Co.	1,047	32,310
GMS, Inc.(a)	3,367	161,448
H&E Equipment Services, Inc.	2,433	86,323
Herc Holdings, Inc.	1,901	242,986
Karat Packaging, Inc.(a)	226	4,147
Lawson Products, Inc.(a)(b)	284	10,789
McGrath RentCorp.	1,766	147,390
MRC Global, Inc.(a)	6,304	75,585
MSC Industrial Direct Co., Inc., Class A	3,432	284,376
NOW, Inc.(a)	8,260	90,034
Rush Enterprises, Inc., Class A	3,248	165,258
Rush Enterprises, Inc., Class B	502	24,322
SiteOne Landscape Supply, Inc.(a)(b)	3,420	482,323
Textainer Group Holdings Ltd.	3,635	121,918
Titan Machinery, Inc.(a)	1,299	30,630
Transcat, Inc.(a)	533	38,909
Triton International Ltd.	5,039	307,833
Univar Solutions, Inc.(a)	13,162	383,278
Veritiv Corp.(a)	1,152	161,902
Watsco, Inc.	2,529	674,687
WESCO International, Inc.(a)	3,481	429,068
Willis Lease Finance Corp.(a)	240	7,464

		5,606,207

Transportation — 0.0%
EBET, Inc.	868	3,168

Water Utilities — 0.3%
American States Water Co.	2,791	219,540
Artesian Resources Corp., Class A	484	22,506
Cadiz, Inc.(a)	1,481	2,932
California Water Service Group	4,201	217,906

Security	Shares	Value

Water Utilities (continued)
Essential Utilities, Inc.	17,927	$802,412
Global Water Resources, Inc.	556	7,962
Middlesex Water Co.	1,224	108,875
Pure Cycle Corp.(a)	1,157	12,091
SJW Group	2,123	125,257
York Water Co.	921	35,624

		1,555,105

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	4,276	78,721
Shenandoah Telecommunications Co.	3,721	75,164
Telephone & Data Systems, Inc.	7,640	139,965
U.S. Cellular Corp.(a)	1,027	29,557

		323,407

Total Common Stocks — 98.4%
(Cost: $379,307,983)		446,319,084

Investment Companies

Equity Funds(d) — 1.1%
iShares Russell 2000 ETF(b)	14,828	2,742,439
iShares Russell Mid-Cap ETF	32,005	2,304,040

		5,046,479

Total Investment Companies — 1.1% (Cost: $5,266,941)		5,046,479

Rights

Biotechnology — 0.0%
Pulse Biosciences, Inc.	886	—

Total Rights — 0.0%
(Cost: $ — )		—

Total Long-Term Investments — 99.5%
(Cost: $384,574,924)		451,365,563

Short-Term Securities

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(d)(e)(f)	30,345,305	30,345,305
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(d)(e)	2,522,063	2,522,063

Total Short-Term Securities — 7.3%
(Cost: $32,867,617)		32,867,368

Total Investments — 106.8%
(Cost: $417,442,541)		484,232,931
Liabilities in Excess of Other Assets — (6.8)% (30,633,828)

Net Assets — 100.0%		$453,599,103

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$37,718,513	$—	$(7,358,283	)(a)	$(8,546)	$(6,379)	$30,345,305	30,345,305	$131,691	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,388,584	—	(15,866,521	)(a)	—	—	2,522,063	2,522,063	825		—
iShares Russell 2000 ETF	2,705,210	49,240,236	(48,601,214)		(311,512)	(290,281)	2,742,439	14,828	15,386		—
iShares Russell Mid-Cap ETF	1,806,939	31,876,851	(31,189,639)		50,734	(240,845)	2,304,040	32,005	12,917		—

					$(269,324)	$(537,505)	$37,913,847		$160,819		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	9	06/17/22	$838	$(59,218)
S&P Mid 400 E-Mini Index	2	06/17/22	499	(21,950)

				$(81,168)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

23

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$7,182,000	$—	$—	$7,182,000
Air Freight & Logistics	1,105,818	—	—	1,105,818
Airlines	2,541,981	—	—	2,541,981
Auto Components	4,322,257	—	—	4,322,257
Automobiles	1,112,795	—	—	1,112,795
Banks	28,249,837	—	—	28,249,837
Beverages	1,068,409	—	—	1,068,409
Biotechnology	15,539,059	2,887	1,998	15,543,944
Building Products	9,279,734	—	—	9,279,734
Capital Markets	11,089,865	—	—	11,089,865
Chemicals	12,102,535	—	—	12,102,535
Commercial Services & Supplies	5,058,899	—	—	5,058,899
Communications Equipment	4,300,144	—	—	4,300,144
Construction & Engineering	6,197,126	—	—	6,197,126
Construction Materials	637,660	—	—	637,660
Consumer Finance	2,797,537	—	—	2,797,537
Containers & Packaging	7,078,000	—	—	7,078,000
Distributors	1,242,936	—	—	1,242,936
Diversified Consumer Services	4,157,861	—	—	4,157,861
Diversified Financial Services	796,184	—	—	796,184
Diversified Telecommunication Services	1,063,400	—	—	1,063,400
Electric Utilities	3,934,368	—	—	3,934,368
Electrical Equipment	6,441,144	—	—	6,441,144
Electronic Equipment, Instruments & Components	9,106,680	—	—	9,106,680
Energy Equipment & Services	2,964,166	—	—	2,964,166
Entertainment	3,592,884	—	—	3,592,884
Equity Real Estate Investment Trusts (REITs)	38,747,718	—	—	38,747,718
Food & Staples Retailing	4,253,050	—	—	4,253,050
Food Products	7,028,972	—	—	7,028,972
Gas Utilities	3,259,322	—	—	3,259,322
Health Care Equipment & Supplies	10,146,912	—	—	10,146,912
Health Care Providers & Services	10,761,948	—	—	10,761,948
Health Care Technology	2,096,266	—	—	2,096,266
Hotels, Restaurants & Leisure	11,200,399	—	—	11,200,399
Household Durables	6,918,475	—	—	6,918,475
Household Products	881,783	—	—	881,783
Independent Power and Renewable Electricity Producers	1,932,335	—	—	1,932,335
Insurance	14,950,449	—	—	14,950,449
Interactive Media & Services	1,330,990	—	—	1,330,990
Internet & Direct Marketing Retail	871,650	—	—	871,650
IT Services	11,485,844	—	—	11,485,844
Leisure Products	2,749,507	—	—	2,749,507
Life Sciences Tools & Services	9,647,930	—	—	9,647,930
Machinery	15,429,594	—	—	15,429,594
Marine	761,556	—	—	761,556
Media	5,112,772	—	—	5,112,772
Metals & Mining	8,142,419	17,996	—	8,160,415
Mortgage Real Estate Investment Trusts (REITs)	3,758,071	—	—	3,758,071
Multiline Retail	1,929,023	—	—	1,929,023
Multi-Utilities	1,751,184	—	—	1,751,184
Oil, Gas & Consumable Fuels	24,180,895	—	—	24,180,895
Paper & Forest Products	560,911	—	—	560,911
Personal Products	1,544,627	—	—	1,544,627
Pharmaceuticals	5,748,123	—	—	5,748,123
Professional Services	9,320,787	—	—	9,320,787
Real Estate Management & Development	2,610,198	—	—	2,610,198
Road & Rail	4,140,967	—	—	4,140,967

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$14,346,712	$—	$—	$14,346,712
Software	27,984,224	—	—	27,984,224
Specialty Retail	9,950,725	—	—	9,950,725
Technology Hardware, Storage & Peripherals	1,250,714	—	—	1,250,714
Textiles, Apparel & Luxury Goods	5,416,356	—	—	5,416,356
Thrifts & Mortgage Finance	3,335,912	—	—	3,335,912
Tobacco	305,717	—	—	305,717
Trading Companies & Distributors	5,606,207	—	—	5,606,207
Transportation	3,168	—	—	3,168
Water Utilities	1,555,105	—	—	1,555,105
Wireless Telecommunication Services	323,407	—	—	323,407
Investment Companies	5,046,479	—	—	5,046,479
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	32,867,368	—	—	32,867,368

	$484,210,050	$20,883	$1,998	$484,232,931

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(81,168)	$—	$—	$(81,168)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

25